                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.       25        (File No. 33-4174)     /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.            27        (File No. 811-3500)              /X/

                        (Check appropriate box or boxes)

                       RiverSource of New York Account 4
 (Previously IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                               16, 17, 18 and 19)
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (Previously IDS Life Insurance Company of New York)
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, Albany, NY                                    12203
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-2237
--------------------------------------------------------------------------------

   Rodney J. Vessels, 50607 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
 / / immediately upon filing pursuant to paragraph (b)
 /X/ on May 1, 2007 pursuant to paragraph (b)
 / / 60 days after filing pursuant to paragraph (a)(1)
 / / on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:
 / / this post-effective amendment designates a new effective date for previously filed post-effective amendment.

PROSPECTUS


MAY 1, 2007

RIVERSOURCE


FLEXIBLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY


ISSUED BY: RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)
           20 Madison Avenue Extension
           Albany, NY 12203
           Telephone: (800) 541-2251
           ameriprise.com/variableannuities

           RIVERSOURCE OF NEW YORK ACCOUNT 4

           (PREVIOUSLY IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 AND 19)


NEW CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

      o     AllianceBernstein Variable Products Series Fund Inc.

      o     RiverSource(R) Variable Portfolio Funds

      o     Wells Fargo Variable Funds


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your sales representative may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  1

TABLE OF CONTENTS

KEY TERMS ...................................................................3
THE CONTRACT IN BRIEF .......................................................4
EXPENSE SUMMARY .............................................................5
CONDENSED FINANCIAL INFORMATION (UNAUDITED) .................................8
FINANCIAL STATEMENTS ........................................................9
THE VARIABLE ACCOUNT AND THE FUNDS ..........................................9
THE FIXED ACCOUNT ..........................................................14
BUYING YOUR CONTRACT .......................................................14
CHARGES ....................................................................15
VALUING YOUR INVESTMENT ....................................................17
MAKING THE MOST OF YOUR CONTRACT ...........................................18
SURRENDERS .................................................................22
TSA -- SPECIAL PROVISIONS ..................................................23
CHANGING OWNERSHIP .........................................................23
BENEFITS IN CASE OF DEATH ..................................................23
THE ANNUITY PAYOUT PERIOD ..................................................24
TAXES ......................................................................26
VOTING RIGHTS ..............................................................29
ABOUT THE SERVICE PROVIDERS ................................................30
TABLE OF CONTENTS OF THE
    STATEMENT OF ADDITIONAL INFORMATION ....................................31


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of your contract.



2  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.


ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The assumed investment rate we use is 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.


FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

o     Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

o     Roth IRAs under Section 408A of the Code

o     Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the
      Code

o     Plans under Section 401(k) of the Code

o     Custodial and investment only plans under Section 401(a) of the Code

o     Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

o     Plans under Section 457 of the Code


A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.


All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIVERSOURCE LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) at our office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request at our office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  3

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of your purchase payments.

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p.
      9)


o the fixed account, which earns interest at a rate that we adjust periodically. (p. 14)


BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. (p. 14)

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 18)


SURRENDERS: You may surrender all or part of your contract value at any time before the retirement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 22)


BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 23)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 24)

TAXES: Generally, income earned on your contract value grows tax deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 26)



4  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.


CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of new purchase payments surrendered)

     YEARS FROM PURCHASE PAYMENT RECEIPT        SURRENDER CHARGE PERCENTAGE
                      1                                      7%
                      2                                      7
                      3                                      7
                      4                                      7
                      5                                      7
                      6                                      7
                      Thereafter                             0

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" p. 16 and "The Annuity Payout Period -- Annuity Payout Plans" p. 24.)

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
                                                                          $ 24



ANNUAL VARIABLE ACCOUNT EXPENSES

(As a percentage of average daily subaccount value)

MORTALITY AND EXPENSE RISK FEE                                               1%


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2006, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS (a)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                    MINIMUM    MAXIMUM
Total expenses before fee waivers and/or expense reimbursements      0.60%      1.23%

(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more by allocating your contract values to the subaccounts investing in funds that have adopted 12b-1 plans than under other contracts that may have subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                             GROSS TOTAL
                                                                            MANAGEMENT    12b-1     OTHER      ANNUAL
                                                                               FEES       FEES     EXPENSES   EXPENSES
AllianceBernstein VPS Growth and Income Portfolio (Class B)                    0.55%      0.25%     0.06%       0.86%
RiverSource(R) Variable Portfolio - Balanced Fund                              0.56       0.13      0.15**      0.84(1),(2)
RiverSource(R) Variable Portfolio - Cash Management Fund                       0.33       0.13      0.14        0.60(1)
RiverSource(R) Variable Portfolio - Diversified Bond Fund                      0.46       0.13      0.15**      0.74(1)
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund             0.64       0.13      0.14**      0.91(1),(2)
RiverSource(R) Variable Portfolio - Global Bond Fund                           0.70       0.13      0.17**      1.00(1)
RiverSource(R) Variable Portfolio - Growth Fund                                0.71       0.13      0.17**      1.01(1),(2)
RiverSource(R) Variable Portfolio - High Yield Bond Fund                       0.59       0.13      0.16**      0.88(1)
RiverSource(R) Variable Portfolio - International Opportunity Fund             0.76       0.13      0.19**      1.08(1),(2)
RiverSource(R) Variable Portfolio - Large Cap Equity Fund                      0.57       0.13      0.13**      0.83(1),(2)
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                        0.60       0.13      0.15**      0.88(1),(2),(3)
Wells Fargo Advantage VT Small Cap Growth Fund                                 0.75       0.25      0.23**      1.23(4)

  * The Funds provided the information on their expenses and we have not independently verified the information.

 ** "Other expenses" may include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies
      (also referred to as acquired funds).

(1) The Fund's expense figures are based on actual expenses for the four month period ended Dec. 31, 2006, adjusted to an annual basis.

(2) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.10% for RiverSource(R)
      Variable Portfolio - Mid Cap Growth Fund. Includes the impact of a performance incentive adjustment that increased the management fee by 0.04% for RiverSource(R) Variable Portfolio - Balanced Fund, 0.07% for
      RiverSource(R) Variable Portfolio - Diversified Equity Income Fund,
      0.11% for RiverSource(R) Variable Portfolio - Growth Fund, 0.01% for
      RiverSource(R) Variable Portfolio - International Opportunity Fund and
      0.01% for RiverSource(R) Variable Portfolio - Large Cap Equity Fund.

(3) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec.
      31, 2007, unless sooner terminated at the discretion of the Fund's
      Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed 1.00% for RiverSource(R) Variable Portfolio - Mid Cap
      Growth Fund.

(4) The adviser has committed through April 30, 2007 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements net expenses would be 1.20% for Wells Fargo Advantage VT
      Small Cap Growth Fund.



6  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. This example assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on this assumption your costs would be:

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
        IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
  AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS    5 YEARS    10 YEARS
$  935.55   $ 1,425.49  $ 1,941.69  $ 2,656.47   $  235.55  $ 725.49   $1,241.69  $  2,656.47

MINIMUM EXPENSES. This example assumes the minimum fees and expenses of any of the funds. Although your actual costs maybe higher or lower, based on this assumption your costs would be:

                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
        IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
  AT THE END OF THE APPLICABLE TIME PERIOD:       AT THE END OF THE APPLICABLE TIME PERIOD:
  1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS    5 YEARS    10 YEARS
$  870.97   $ 1,229.97  $ 1,612.99  $ 1,986.39   $  170.97  $ 529.97   $  912.99  $  1,986.39

* In these examples, the $24 contract administrative charge is approximated as a .068% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  7

CONDENSED FINANCIAL INFORMATION

(Unaudited)


The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.

YEAR ENDED DEC. 31,                                                2006      2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning of period                  $  1.06   $  1.02   $  0.93   $  0.71   $  0.92   $  1.00
Accumulation unit value at end of period                        $  1.23   $  1.06   $  1.02   $  0.93   $  0.71   $  0.92
Number of accumulation units outstanding
at end of period (000 omitted)                                    7,659     9,988     9,502     8,171     7,308     4,394
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
Accumulation unit value at beginning of period                  $  4.49   $  4.37   $  4.02   $  3.38   $  3.92   $  4.43
Accumulation unit value at end of period                        $  5.09   $  4.49   $  4.37   $  4.02   $  3.38   $  3.92
Number of accumulation units outstanding
at end of period (000 omitted)                                   15,354    20,048    24,789    29,626    34,687    44,073
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/25/1982)
Accumulation unit value at beginning of period                  $  2.55   $  2.51   $  2.51   $  2.53   $  2.52   $  2.46
Accumulation unit value at end of period                        $  2.64   $  2.55   $  2.51   $  2.51   $  2.53   $  2.52
Number of accumulation units outstanding
at end of period (000 omitted)                                    2,181     1,711     2,413     3,253     5,438     6,508

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management Fund at
      Dec. 31, 2006 were 3.45% and 3.51%, respectively.
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
Accumulation unit value at beginning of period                  $  5.11   $  5.05   $  4.88   $  4.72   $  4.52   $  4.24
Accumulation unit value at end of period                        $  5.28   $  5.11   $  5.05   $  4.88   $  4.72   $  4.52
Number of accumulation units outstanding
at end of period (000 omitted)                                    4,820     6,279     7,630     9,811    12,733    13,011
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
Accumulation unit value at beginning of period                  $  1.40   $  1.25   $  1.06   $  0.76   $  0.95   $  1.00
Accumulation unit value at end of period                        $  1.66   $  1.40   $  1.25   $  1.06   $  0.76   $  0.95
Number of accumulation units outstanding
at end of period (000 omitted)                                   18,101    20,256    15,614    10,316     9,189     4,963
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                  $  1.49   $  1.59   $  1.46   $  1.30   $  1.14   $  1.14
Accumulation unit value at end of period                        $  1.58   $  1.49   $  1.59   $  1.46   $  1.30   $  1.14
Number of accumulation units outstanding
at end of period (000 omitted)                                    2,403     3,649     3,576     3,982     4,993     4,016
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                  $  0.81   $  0.76   $  0.71   $  0.59   $  0.80   $  1.00
Accumulation unit value at end of period                        $  0.90   $  0.81   $  0.76   $  0.71   $  0.59   $  0.80
Number of accumulation units outstanding
at end of period (000 omitted)                                    5,429     5,496     2,023     1,844       823        95
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                  $  1.43   $  1.39   $  1.26   $  1.01   $  1.10   $  1.05
Accumulation unit value at end of period                        $  1.57   $  1.43   $  1.39   $  1.26   $  1.01   $  1.10
Number of accumulation units outstanding
at end of period (000 omitted)                                    6,059     8,511    10,286    11,318    11,031    13,221
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
Accumulation unit value at beginning of period                  $  1.77   $  1.57   $  1.35   $  1.07   $  1.32   $  1.87
Accumulation unit value at end of period                        $  2.18   $  1.77   $  1.57   $  1.35   $  1.07   $  1.32
Number of accumulation units outstanding
at end of period (000 omitted)                                   19,590    23,591    26,380    28,525    33,577    44,105
-------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (6/1/2001)
Accumulation unit value at beginning of period                       --        --        --        --
Accumulation unit value at end of period                             --        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                       --        --        --        --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - BALANCED FUND (4/30/1986)
Accumulation unit value at beginning of period                  $  4.58   $ 4.03    $  3.51   $  2.96
Accumulation unit value at end of period                        $  4.43   $ 4.58    $  4.03   $  3.51
Number of accumulation units outstanding
at end of period (000 omitted)                                   50,700    59,965    67,428    73,557
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (10/25/1982)
Accumulation unit value at beginning of period                  $  2.34   $  2.26   $  2.17   $  2.07
Accumulation unit value at end of period                        $  2.46   $  2.34   $  2.26   $  2.17
Number of accumulation units outstanding
at end of period (000 omitted)                                    4,607     5,999     6,515     4,651

*     The 7-day simple and compound yields for RiverSource(R) Variable Portfolio - Cash Management
      Fund at Dec. 31, 2006 were 3.45% and 3.51%, respectively.
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (10/25/1982)
Accumulation unit value at beginning of period                  $  4.06   $  4.03   $  4.01   $  3.73
Accumulation unit value at end of period                        $  4.24   $  4.06   $  4.03   $  4.01
Number of accumulation units outstanding
at end of period (000 omitted)                                   13,342    16,987    20,262    21,882
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (6/1/2001)
Accumulation unit value at beginning of period                       --        --        --        --
Accumulation unit value at end of period                             --        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                       --        --        --        --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - GLOBAL BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                  $  1.12   $  1.18   $  1.10   $  1.07
Accumulation unit value at end of period                        $  1.14   $  1.12   $  1.18   $  1.10
Number of accumulation units outstanding
at end of period (000 omitted)                                    4,548     5,735     6,220     5,578
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                       --        --        --        --
Accumulation unit value at end of period                             --        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                       --        --        --        --
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (5/1/1996)
Accumulation unit value at beginning of period                  $  1.17   $  1.12   $  1.18   $  1.05
Accumulation unit value at end of period                        $  1.05   $  1.17   $  1.12   $  1.18
Number of accumulation units outstanding
at end of period (000 omitted)                                   14,688    17,003    17,820    12,894
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (1/13/1992)
Accumulation unit value at beginning of period                  $  2.51   $  1.74   $  1.52   $  1.50
Accumulation unit value at end of period                        $  1.87   $  2.51   $  1.74   $  1.52
Number of accumulation units outstanding
at end of period (000 omitted)                                   53,666    59,132    67,198    75,831
-----------------------------------------------------------------------------------------------------



8  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                2006      2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/25/1982)
Accumulation unit value at beginning of period                  $  6.20   $  5.90   $  5.62   $  4.40   $  5.69   $  7.02
Accumulation unit value at end of period                        $  7.07   $  6.20   $  5.90   $  5.62   $  4.40   $  5.69
Number of accumulation units outstanding
at end of period (000 omitted)                                   13,116    10,770    13,632    15,977    18,385    24,285
-------------------------------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                  $  1.20   $  1.10   $  1.02   $  0.84   $  0.99   $  1.00
Accumulation unit value at end of period                        $  1.19   $  1.20   $  1.10   $  1.02   $  0.84   $  0.99
Number of accumulation units outstanding
at end of period (000 omitted)                                   25,789     7,555     7,975     7,166     5,143     1,646
-------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                  $  0.96   $  0.91   $  0.81   $  0.57   $  0.94   $  1.00
Accumulation unit value at end of period                        $  1.17   $  0.96   $  0.91   $  0.81   $  0.57   $  0.94
Number of accumulation units outstanding
at end of period (000 omitted)                                    6,329     8,033     7,848     6,807     4,352     1,279
-------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC. 31,                                                2000      1999      1998      1997
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND (10/25/1982)
Accumulation unit value at beginning of period                  $  8.60   $  7.02   $  5.71   $  4.64
Accumulation unit value at end of period                        $  7.02   $  8.60   $  7.02   $  5.71
Number of accumulation units outstanding
at end of period (000 omitted)                                   28,855    33,850    37,947    41,666
-----------------------------------------------------------------------------------------------------
RIVERSOURCE(R)  VARIABLE PORTFOLIO - MID CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                       --        --        --        --
Accumulation unit value at end of period                             --        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                       --        --        --        --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (6/1/2001)
Accumulation unit value at beginning of period                       --        --        --        --
Accumulation unit value at end of period                             --        --        --        --
Number of accumulation units outstanding
at end of period (000 omitted)                                       --        --        --        --
-----------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. Each subaccount's net assets are held in relation to the contracts described in this prospectus as well as other contracts that we issue that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS. The contract currently offers subaccounts investing in shares of the funds listed in the table below.


o INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.


o FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  9

o ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


o ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

o FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including, but not limited to, expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

o     REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF
      INTEREST: We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio Funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Portfolio Funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Portfolio Funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2006.

      Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

      The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.



10  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

o WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:


      o Compensating, training and educating sales representatives who sell the contracts.

      o Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

      o Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and sales representatives.

      o Providing sub-transfer agency and shareholder servicing to contract owners.

      o Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

      o Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

      o Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the National Association of Securities Dealers, Inc. (NASD).

      o Subaccounting, transaction processing, recordkeeping and administration.

o SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

o SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

      o Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

      o Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  11

YOU MAY ALLOCATE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS.

--------------------------------------------------------------------------------------------------------------------------
FUND                    INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
AllianceBernstein       Long-term growth of capital. Invests primarily in the          AllianceBernstein L.P.
VPS Growth and Income   equity securities of domestic companies that the Advisor
Portfolio (Class B)     deems to be undervalued.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             Maximum total investment return through a combination          RiverSource Investments, LLC
Variable Portfolio -    of capital growth and current income. Invests primarily in
Balanced Fund           a combination of common and preferred stocks, bonds and
                        other debt securities. Under normal market conditions,
                        at least 50% of the Fund's total assets are invested in
                        common stocks and no less than 25% of the Fund's total
                        assets are invested in debt securities. The Fund may invest up to 25% of its total assets in foreign investments.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             Maximum current income consistent with liquidity and           RiverSource Investments, LLC
Variable Portfolio -    stability of principal. Invests primarily in money market
Cash Management Fund    instruments, such as marketable debt obligations issued by corporations or the U.S. government or its agencies,
                        bank certificates of deposit, bankers' acceptances, letters of credit and commercial paper, including asset-backed
                        commercial paper.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             High level of current income while attempting to conserve      RiverSource Investments, LLC
Variable Portfolio -    the value of the investment for the longest period of time.
Diversified Bond Fund   Under normal market conditions, the Fund invests at least
                        80% of its net assets in bonds and other debt securities.
                        At least 50% of the Fund's net assets will be invested in
                        securities like those included in the Lehman Brothers
                        Aggregate Bond Index (Index), which are investment
                        grade and denominated in U.S. dollars. The Index includes
                        securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the
                        Fund emphasizes high- and medium-quality debt
                        securities, it will assume some credit risk to achieve
                        higher yield and/or capital appreciation by buying
                        lower-quality (junk) bonds.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             High level of current income and, as a secondary               RiverSource Investments, LLC
Variable Portfolio -    goal, steady growth of capital. Under normal market
Diversified Equity      conditions, the Fund invests at least 80% of its net assets
   Income Fund          in dividend-paying common and preferred stocks.
                        The Fund may invest up to 25% of its total assets in
                        foreign investments.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             High total return through income and growth of capital.        RiverSource Investments, LLC
Variable Portfolio -    Non-diversified mutual fund that invests primarily in debt
Global Bond Fund        obligations of U.S. and foreign issuers. Under normal
                        market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt
                        obligations including money market instruments of issuers
                        located in at least three different countries.

--------------------------------------------------------------------------------------------------------------------------



12  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

--------------------------------------------------------------------------------------------------------------------------
FUND                    INVESTMENT OBJECTIVE AND POLICIES                              INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------------
RiverSource             Long-term capital growth. Invests primarily in common          RiverSource Investments, LLC
Variable Portfolio -    stocks and securities convertible into common stocks that
Growth Fund             appear to offer growth opportunities. These growth
                        opportunities could result from new management, market
                        developments or technological superiority. The Fund may
                        invest up to 25% of its total assets in foreign investments.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             High current income with capital growth as a secondary         RiverSource Investments, LLC
Variable Portfolio -    objective. Under normal market conditions, the Fund
High Yield Bond Fund    invests at least 80% of its net assets in high-yielding,
                        high-risk corporate bonds (junk bonds) issued by U.S. and
                        foreign companies and governments.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             Capital appreciation. Invests primarily in equity securities   RiverSource Investments, LLC,
Variable Portfolio -    of foreign issuers that are believed to offer strong growth    adviser; Threadneedle International
International           potential. The Fund may invest in developed and in             Limited, an indirect wholly-owned
Opportunity Fund        emerging markets.                                              subsidiary of Ameriprise Financial,
                                                                                       subadviser.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             Capital appreciation. Under normal market conditions, the      RiverSource Investments, LLC
Variable Portfolio -    Fund invests at least 80% of its net assets in equity
Large Cap Equity Fund   securities of companies with market capitalization greater than $5 billion at the time of purchase.

--------------------------------------------------------------------------------------------------------------------------
RiverSource             Growth of capital. Under normal market conditions, the         RiverSource Investments, LLC
Variable Portfolio -    Fund invests at least 80% of its net assets at the time of
Mid Cap Growth Fund     purchase in equity securities of mid capitalization
                        companies. The investment manager defines mid-cap
                        companies as those whose market capitalization (number
                        of shares outstanding multiplied by the share price) falls within the range of the Russell Midcap(R)  Growth Index.

--------------------------------------------------------------------------------------------------------------------------
Wells Fargo             Long-term capital appreciation. Invests principally in         Wells Fargo Funds Management,
Advantage VT            equity securities of small-capitalization companies that       LLC, adviser; Wells Capital
Small Cap Growth Fund   we believe have above-average growth potential. We             Management Incorporated,
                        define small-capitalization companies as those with            subadviser.
                        market capitalizations at the time of purchase of less
                        than $2 billion.

--------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  13

THE FIXED ACCOUNT

You also may allocate purchase payments and transfers to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for our new and existing annuities, product design, competition, and our revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy.


We applied your initial purchase payment within two business days after we received it at our office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.


THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we processed your application, we established the retirement date to the maximum age or date described below or you selected a date within the maximum limits. You can change the date, provided you send us written instructions at least 30 days before annuity payouts begin. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:

o     no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday or before the tenth contract anniversary, if purchased after age 75.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAs, to comply with IRS regulations, the retirement date generally must be:

o for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary.

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


14  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

PURCHASE PAYMENTS


MINIMUM ALLOWABLE PURCHASE PAYMENTS (1)
    If paying by installments under a scheduled payment plan:


       $23.08 biweekly
       $50 per month


    If paying by any other method:
       $50

(1) If you do not make any purchase payments for 36 months and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS (2)

       $50,000



(2) These limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits or reduce age limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o     a bank authorization.


LIMITATIONS ON THE USE OF CONTRACT

If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits, until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.


CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $6 from the contract value at the end of each contract quarter (each three-month period measured from the effective date of your contract). This equates to an annual charge of $24. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. If you surrender your contract, we will deduct the quarterly charge at the time of surrender. We cannot increase the quarterly contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


MORTALITY AND EXPENSE RISK FEE


We charge this fee daily to your subaccounts. The unit values of your subaccounts reflect this fee and it totals 1% of the subaccounts' average daily net assets on an annual basis. This fee covers the mortality risk and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  15

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.


The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;


o then, if necessary, the funds redeem shares to cover any remaining fees payable.


We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.


SURRENDER CHARGE

A surrender charge of 7% applies on each purchase payment you make. We may deduct this surrender charge if you request a surrender within six years of making that purchase payment. We calculate the surrender charge by drawing from your total contract value in the following order:

o First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). We do not assess a surrender charge on this amount.


      NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or fixed account.


o Next, if necessary, we surrender amounts representing purchase payments six contract years old or more and not previously surrendered. We do not assess a surrender charge on this amount.

o Finally, if necessary, we surrender amounts representing purchase payments up to six contract years old and not previously surrendered on a first-in, first-out (FIFO) basis. A surrender charge of 7% applies to any amount surrendered from these new purchase payments.

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually deducted from your contract is $1,075.27. We determine this amount as follows:

          AMOUNT REQUESTED                         $1,000
      ------------------------        OR           ------ = $1,075.27
      1.00 - WITHDRAWAL CHARGE                      .93

By applying the 7% surrender charge to $1,075.27, the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.05% since the assumed investment rate is 3.5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGE

We do not assess surrender charges for:

o amounts surrendered after the later of the annuitant attaining age 65 or the tenth contract anniversary;

o contracts settled using an annuity payout plan, unless Annuity Payout Plan E is later surrendered; and

o     death benefits.

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under 59 1/2 (waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES

There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")


16  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;

o     plus interest credited;

o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

o     minus any prorated portion of the contract administrative charge.


SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount or we assess a contract administrative charge or a surrender charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.


The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:


NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


WE DETERMINE THE NET INVESTMENT FACTOR BY:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.


Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.


The number of accumulation units you own may fluctuate due to:


o     additional purchase payments you allocate to the subaccounts;

o     transfers into or out of the subaccounts;


o     partial surrenders;

o     surrender charges; and/or

o     deduction of a prorated portion of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o     changes in fund net asset value;


o     fund dividends distributed to the subaccounts;


o     fund capital gains or losses;

o     fund operating expenses; and

o     mortality and expense risk fees.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  17

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING


Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.


This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                     NUMBER
By investing an equal number                                        AMOUNT        ACCUMULATION      OF UNITS
of dollars each month ...                          MONTH           INVESTED        UNIT VALUE       PURCHASED
                                                    Jan              $100             $20             5.00
you automatically buy                               Feb               100              18             5.56
more units when the                                 Mar               100              17             5.88
per unit market price is low ... -------->          Apr               100              15             6.67
                                                    May               100              16             6.25
                                                    Jun               100              18             5.56
and fewer units                                     Jul               100              17             5.88
when the per unit                                   Aug               100              19             5.26
market price is high.            -------->          Sept              100              21             4.76
                                                    Oct               100              20             5.00

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TRANSFERRING AMONG ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.


When your request to transfer will be processed depends on when we receive it:

o If we receive your transfer request at our office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

o If we receive your transfer request at our office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.


For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.



18  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

o diluting the value of an investment in an underlying fund in which a subaccount invests;

o increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

o preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Further the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for the purposes of an asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

o requiring transfer requests to be submitted in writing only by first-class U.S. mail;

o     not accepting telephone or electronic transfer requests; or

o not accepting transfer requests of an agent acting under power of attorney.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS 19

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:


o Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.


o Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard periodic rebalancing for the purposes of any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that the underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

o Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


o Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.


HOW TO REQUEST A TRANSFER OR SURRENDER

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205


Express mail:


RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

*     Failure to provide your Social Security Number or Taxpayer
      Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.


20  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS


Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.


You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.


o Automated transfers from the fixed account to the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.


o Automated surrenders may be restricted by applicable law under some contracts.

o You may not make additional purchase payments if automated partial surrenders are in effect.

o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automatic arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the
                           fixed account)

3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  21

SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges and surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").

Any partial surrenders you take under your contract will reduce your contract value. As a result, the value of your death benefit will also be reduced. In addition, surrenders you are required to take satisfy RMDs under the Code may reduce the value of certain death benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES


If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all of your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to the total contract value, unless requested otherwise. The minimum contract value after partial surrender is $600.


RECEIVING PAYMENT

1 BY REGULAR OR EXPRESS MAIL

o     payable to you;

o     mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

2 BY WIRE

o     request that payment be wired to your bank;

o     bank account must be in the same ownership as your contract; and

o     pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank for surrender payments we send by wire For instructions, please contact your sales representative.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

      -- the surrender amount includes a purchase payment check that has not cleared;

      -- the NYSE is closed, except for normal holiday and weekend closings;

      --    trading on the NYSE is restricted, according to SEC rules;

      -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

      -- the SEC permits us to delay payment for the protection of security holders.


22  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

      --    you are at least age 59 1/2;

      --    you are disabled as defined in the Code;

      -- you severed employment with the employer who purchased the contract; or

      --    the distribution is because of your death.

o If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract values within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

o     contract value;

o contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

o     purchase payments minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

o     contract value; or

o contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  23

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

o payouts begin no later than one year after your death, or other date as permitted by the IRS; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES

o SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

o NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age
      70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

      o the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

      o payouts begin no later than one year following the year of your death; and

      o the payout period does not extend beyond the beneficiary's life or life expectancy.

o ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.


You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

o     the annuity payout plan you select;

o     the annuitant's age and, in most cases, sex;

o     the annuity table in the contract; and

o     the amounts you allocated to the accounts at settlement.


In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)


For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."


24  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

ANNUITY TABLES

The annuity tables in your contract (Table A and Table B) show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% rate of return, which is reinvested and helps to support future payouts.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

o PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will be 5.05% (see "Charges -- Surrender charge under Annuity Payout Plan E"). You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal (see "Taxes").

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the retirement date set forth in your contract. You have the responsibility for electing a payout plan that complies with your contract and with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

o in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

o in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

o over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the subaccounts will provide variable annuity payouts.


IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  25

TAXES


Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. We will send you a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES


ANNUITY PAYOUTS: Generally, a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout "Plan A -- Life annuity -- no refund," where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


SURRENDERS: If you surrender part of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. If you surrender all of your nonqualified annuity before your annuity payouts begin, your surrender payment will be taxed to the extent that the surrender value immediately before the surrender exceeds the investment in the contract. You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding.

If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver the payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that represents deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o because of your death, or in the event of nonnatural ownership, the death of the annuitant;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o     if it is allocable to an investment before Aug. 14, 1982; or


o if annuity payouts are made under immediate annuities as defined by the Code.



26  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

TRANSFER OF OWNERSHIP: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


COLLATERAL ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.


QUALIFIED ANNUITIES

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. If your contract is used to fund an employer sponsored plan or 457 plan, your rights to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity except a Roth IRA, the entire payout generally is includable as ordinary income and is subject to tax unless:

(1)   the contract is an IRA to which you made non-deductible contributions;
      or

(2)   you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity except a Roth IRA, the entire surrender will generally be includable as ordinary income and is subject to tax unless:

(1)   the contract is an IRA to which you made non-deductible contributions;
      or

(2)   you rolled after-tax dollars from a retirement plan into your IRA, or

(3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans are subject to required withdrawals called required minimum distributions (RMDs) generally beginning at age 70 1/2. In addition, a new tax regulation, effective for RMDs calculated in 2006 and after, may cause the RMDs for some contracts with certain death benefits to increase. RMDs may reduce the value of certain death benefits. You should consult your tax advisor for an explanation of the potential tax implications to you.

WITHHOLDING FOR IRAs, ROTH IRAs, SEPs AND SECTION 475 PLANS: If you receive taxable income as a result of an annuity payout or a surrender, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  27

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding will not be imposed if:


o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

o     the payout is an RMD as defined under the Code;

o     the payout is made on account of an eligible hardship; or

o     the payout is a corrective distribution.


In the above situations, the distribution is subject to optional 10% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

o     because of your death;

o     because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

o if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding401(a) and 401(k) plans only);

o     if the payout is a 457 plan distribution; or

o     to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


COLLATERAL ASSIGNMENT: You may not assign or pledge a qualified annuity as collateral for a loan.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes a part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.


TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.


28  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

VOTING RIGHTS


As a contract owner with investments in the subaccounts you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes is determined by applying the percentage interest in each subaccount to the total number of votes allowed to the subaccount.


After annuity payouts begin, the number of votes is equal to:

o     the reserve held in each account for your contract; divided by

o     the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the annuity decreases; therefore, the number of votes also will decrease.


We calculate votes separately for each subaccount. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled.


We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  29

ABOUT THE SERVICE PROVIDERS


PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.50% of purchase payments on the contract as well as service/trail commissions of up to 0.175% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

o revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

o compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds - the funds");

o compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds - The funds"); and

o revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

o fees and expenses we collect from contract owners, including surrender charges; and

o fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER

We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS

RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, National Association of Securities Dealers and several state authorities concerning our business activities and practices, generally including the sales and product or service features of, disclosures pertaining to, trading practices related to, compensation paid to us or to others with respect to, and the suitability of our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of their respective business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



30  RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..............................................p. 3

Rating Agencies..........................................................p. 4

Revenues Received During Calendar Year 2006..............................p. 4

Principal Underwriter....................................................p. 5

Independent Registered Public Accounting Firm............................p. 5

Financial Statements



RIVERSOURCE FLEXIBLE ANNUITY - PROSPECTUS  31

RIVERSOURCE [LOGO](SM)
      ANNUITIES


RiverSource Life Insurance Co. of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251




S-6175 Y (5/07)

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                        RIVERSOURCE(R) FLEXIBLE ANNUITY

                       RIVERSOURCE OF NEW YORK ACCOUNT 4
       (previously IDS LIFE OF NEW YORK ACCOUNTS 4, 5, 6, 9, 10, 12, 13,
                            15, 16, 17, 18 and 19)

                                  MAY 1, 2007

RiverSource of New York Account 4 is a separate account established and maintained by RiverSource Life Insurance Co. of New York (RiverSource Life of
NY).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below.


RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

TABLE OF CONTENTS


Calculating Annuity Payouts ...........................................   p. 3
Rating Agencies........................................................   p. 4
Revenues Received During Calendar Year 2006 ...........................   p. 4
Principal Underwriter .................................................   p. 5
Independent Registered Public Accounting Firm .........................   p. 5
Financial Statements


CORPORATE CONSOLIDATION


On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York. This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.



2 - RIVERSOURCE OF NEW YORK ACCOUNT 4

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNTS

We do the following calculations separately for each of the variable accounts. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

o     determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of each variable account to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your variable account is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

o     the annuity unit value on the valuation date; by

o     the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each variable account. To calculate later values we multiply the last annuity value by the product of:

o     the net investment factor; and

o     the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o     dividing that sum by the previous adjusted net asset value per share;
      and

o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable account.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change.

To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


RIVERSOURCE OF NEW YORK ACCOUNT 4 - 3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the variable accounts. This information generally does not relate to the management or performance of the variable accounts.


For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:


A.M. Best                                                       www.ambest.com
Fitch                                                     www.fitchratings.com
Moody's                                               www.moodys.com/insurance
Standard & Poor's                                     www.standardandpoors.com

A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2006:

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2006. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

----------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                          $  14,119,393.11
Wanger Advisors Trust                                            $   9,994,792.02
Franklin(R) Templeton(R) Variable Insurance Products Trust       $   9,889,398.02
American Century(R) Variable Portfolios, Inc.                    $   8,111,950.96
AllianceBernstein Variable Products Series Fund, Inc.            $   6,935,380.14
AIM Variable Insurance Funds                                     $   6,806,164.35
Goldman Sachs Variable Insurance Trust                           $   6,192,884.80
Oppenheimer Variable Account Funds                               $   5,619,718.04
Van Kampen Life Investment Trust                                 $   4,719,402.91
MFS(R) Variable Insurance Trust(SM)                              $   3,669,262.58
Putnam Variable Trust                                            $   3,209,435.18
Wells Fargo Advantage Variable Trust Funds                       $   1,839,774.87
Evergreen Variable Annuity Trust                                 $   1,525,346.92
Credit Suisse Trust                                              $   1,417,351.20
Janus Aspen Series                                               $   1,336,421.58
Lazard Retirement Series, Inc.                                   $   1,320,263.36
Columbia Funds Variable Insurance Trust                          $   1,225,769.87
Third Avenue Variable Series Trust                               $     988,460.13
Royce Capital Fund                                               $     812,542.64
Pioneer Variable Contracts Trust                                 $     433,483.35
PIMCO Variable Insurance Trust                                   $     319,348.24
The Universal Institutional Funds, Inc.                          $     208,788.04
Calvert Variable Series, Inc.                                    $     201,270.34
Neuberger Berman Advisers Management Trust                       $     157,988.04
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund   $     143,753.64
STI Classic Variable Trust                                       $      38,512.36
Premier VIT                                                      $      13,581.86
Baron Capital Funds Trust                                        $       7,097.88
J.P. Morgan Series Trust II                                      $       4,376.19
Legg Mason Partners Variable Portfolios                          $         885.00
----------------------------------------------------------------------------------

If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Portfolio Funds or their affiliates would be at the top of the list.



4 - RIVERSOURCE OF NEW YORK ACCOUNT 4

PRINCIPAL UNDERWRITER


RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.

Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. For the past three years, the aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account has been: 2006: $14,651,291; 2005: $10,411,805 and 2004: $7,278,913. Ameriprise Financial Services, Inc.
retained no underwriting commission from the sale of the contracts.

Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. RiverSource Distributors retains no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2006 and 2005, and for each of the three years in the period ended Dec. 31, 2005, and the individual financial statements of the segregated asset subaccounts of the RiverSource of New York Account 4 which includes RiverSource Flexible Annuity at Dec. 31, 2006, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.




RIVERSOURCE OF NEW YORK ACCOUNT 4 - 5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 12 segregated asset subaccounts of RiverSource of New York Account 4 (previously IDS Life of New York Accounts 4, 5, 6, 9, 10, 12, 13, 15, 16, 17, 18 and 19), referred to in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York (previously IDS Life Insurance Company of New York). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of RiverSource of New York Account 4's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of RiverSource of New York Account 4's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 12 segregated asset subaccounts of RiverSource of New York Account 4, referred to in Note 1, at December 31, 2006, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                                /s/ Ernst & Young LLP


Minneapolis, Minnesota

April 24, 2007



6 - RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF ASSETS AND LIABILITIES

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------
                                               AB VPS
                                             GRO & INC,      RVS VP          RVS VP         RVS VP         RVS VP
DEC. 31, 2006                                   CL B           BAL         CASH MGMT       DIV BOND      DIV EQ INC
ASSETS

Investments, at value(1),(2)                $ 9,530,966   $ 80,177,828   $   5,891,945   $ 25,637,140   $ 30,211,197
Dividends receivable                                 --             --          21,475         94,532             --
Accounts receivable from RiverSource Life
   of NY for contract purchase payments              --             --          16,150             --         21,515
Receivable for share redemptions                 17,323             --              --             --             --
---------------------------------------------------------------------------------------------------------------------
Total assets                                  9,548,289     80,177,828       5,929,570     25,731,672     30,232,712
=====================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                 7,649         64,021           4,786         20,552         24,363
   Contract terminations                          9,674         80,317              --         11,568             --
Payable for investments purchased                    --             --              --             --             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                17,323        144,338           4,786         32,120         24,363
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                        9,407,800     78,111,551       5,748,865     25,446,974     30,051,799
Net assets applicable to contracts in
   payment period                               123,166      1,921,939         175,919        252,578        156,550
---------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 9,530,966   $ 80,033,490   $   5,924,784   $ 25,699,552   $ 30,208,349
=====================================================================================================================
(1) Investment shares                           353,916      5,135,391       5,894,046      2,448,218      1,951,972
(2) Investments, at cost                    $ 7,617,593   $ 77,064,420   $   5,891,990   $ 26,745,935   $ 23,248,694
---------------------------------------------------------------------------------------------------------------------

                                                                  SEGREGATED ASSET SUBACCOUNTS
                                            -------------------------------------------------------------------------
                                               RVS VP        RVS VP         RVS VP          RVS VP        RVS VP
DEC. 31, 2006 (CONTINUED)                   GLOBAL BOND       GRO        HI YIELD BOND     INTL OPP      LG CAP EQ
ASSETS

Investments, at value(1),(2)                $ 3,867,963   $  4,860,671   $   9,608,608   $ 43,209,744   $ 94,561,244
Dividends receivable                              6,615             --          62,165             --             --
Accounts receivable from RiverSource Life
of NY for contract purchase payments                 --          7,757             532             --             --
   Receivable for share redemptions                  --             --              --             --             --
---------------------------------------------------------------------------------------------------------------------
Total assets                                  3,874,578      4,868,428       9,671,305     43,209,744     94,561,244
=====================================================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                 3,147          3,923           7,813         34,744         75,945
   Contract terminations                          9,186             --              --         37,986        131,534
Payable for investments purchased                    --             --              --             --             --
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                12,333          3,923           7,813         72,730        207,479
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
   accumulation period                        3,793,984      4,864,011       9,486,102     42,745,145     92,786,002
Net assets applicable to contracts in
   payment period                                68,261            494         177,390        391,869      1,567,763
---------------------------------------------------------------------------------------------------------------------
Total net assets                            $ 3,862,245   $  4,864,505   $   9,663,492   $ 43,137,014   $ 94,353,765
=====================================================================================================================
(1) Investment shares                           354,762        648,182       1,401,844      3,276,689      3,776,303
(2) Investments, at cost                    $ 3,737,428   $  4,144,262   $  10,611,221   $ 40,324,099   $ 91,607,272
---------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 7

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     SEGREGATED
                                                                        ASSET
                                                                     SUBACCOUNTS
                                                            -----------------------------
                                                               RVS VP         WF ADV VT
DEC. 31, 2006 (CONTINUED)                                    MID CAP GRO     SM CAP GRO
ASSETS

Investments, at value(1),(2)                                $  31,143,476   $  7,434,754
Dividends receivable                                                   --             --
Accounts receivable from RiverSource Life of NY for
   contract purchase payments                                          --          1,375
Receivable for share redemptions                                       --          6,019
-----------------------------------------------------------------------------------------
Total assets                                                   31,143,476      7,442,148
=========================================================================================

LIABILITIES

Payable to RiverSource Life of NY for:
   Mortality and expense risk fee                                  25,071          6,019
   Contract terminations                                           17,968             --
Payable for investments purchased                                      --          1,375
-----------------------------------------------------------------------------------------
Total liabilities                                                  43,039          7,394
-----------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      30,723,169      7,374,357
Net assets applicable to contracts in payment period              377,268         60,397
-----------------------------------------------------------------------------------------
Total net assets                                            $  31,100,437   $  7,434,754
=========================================================================================
(1) Investment shares                                           2,727,365        746,461
(2) Investments, at cost                                    $  32,295,223   $  5,152,723
-----------------------------------------------------------------------------------------

See accompanying notes to financial statements.



8 - RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                              AB VPS
                                                             GRO & INC,      RVS VP          RVS VP        RVS VP        RVS VP
YEAR ENDED DEC. 31, 2006                                        CL B           BAL         CASH MGMT      DIV BOND     DIV EQ INC
INVESTMENT INCOME

Dividend income                                             $   116,639   $  2,089,290   $     220,836   $ 1,243,229   $   423,688
Variable account expenses                                       100,341        854,108          50,012       286,053       307,429
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  16,298      1,235,182         170,824       957,176       116,259
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        3,243,369     23,346,398       2,627,580     8,527,280     6,592,641
   Cost of investments sold                                   2,773,068     22,779,269       2,627,615     9,006,170     5,041,915
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                470,301        567,129             (35)     (478,890)    1,550,726
Distributions from capital gains                                523,701      4,426,025              --            --     1,801,025
Net change in unrealized appreciation or depreciation of
   investments                                                  418,033      4,121,781              41       396,860     1,655,192
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,412,035      9,114,935               6       (82,030)    5,006,943
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $ 1,428,333   $ 10,350,117   $     170,830   $   875,146   $ 5,123,202
===================================================================================================================================

                                                                                   SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                               RVS VP       RVS VP          RVS VP        RVS VP          RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                        GLOBAL BOND       GRO        HI YIELD BOND   INTL OPP       LG CAP EQ
INVESTMENT INCOME

Dividend income                                             $   156,733   $     43,244   $     827,475   $   832,224   $ 1,080,821
Variable account expenses                                        48,020         48,952         112,631       443,710       921,985
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 108,713         (5,708)        714,844       388,514       158,836
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                        2,269,027      1,436,457       4,232,884     9,210,277    27,140,795
   Cost of investments sold                                   2,236,590      1,305,153       4,795,048     9,356,126    28,684,970
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 32,437        131,304        (562,164)     (145,849)   (1,544,175)
Distributions from capital gains                                     --             --              --            --            --
Net change in unrealized appreciation or depreciation of
   investments                                                  111,425        318,219         861,270     8,713,106    12,166,770
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  143,862        449,523         299,106     8,567,257    10,622,595
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                               $   252,575   $    443,815   $   1,013,950   $ 8,955,771   $10,781,431
===================================================================================================================================

                                                                                                                SEGREGATED
                                                                                                                   ASSET
                                                                                                                SUBACCOUNTS
                                                                                                         --------------------------
                                                                                                           RVS VP       WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                                                     MID CAP GRO   SM CAP GRO
INVESTMENT INCOME

Dividend income                                                                                          $    72,527   $        --
Variable account expenses                                                                                    292,016        81,789
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                             (219,489)      (81,789)
===================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET

Realized gain (loss) on sales of investments:
   Proceeds from sales                                                                                     8,395,803     2,559,940
   Cost of investments sold                                                                                8,620,127     1,886,679
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                            (224,324)      673,261
Distributions from capital gains                                                                           1,479,675       200,998
Net change in unrealized appreciation or depreciation of investments                                      (2,730,045)      728,650
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                            (1,474,694)    1,602,909
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                          $(1,694,183)  $ 1,521,120
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 9

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            -----------------------------------------------------------------------
                                                              AB VPS
                                                             GRO & INC,      RVS VP         RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2006                                        CL B           BAL         CASH MGMT       DIV BOND      DIV EQ INC
OPERATIONS

Investment income (loss) -- net                             $    16,298   $  1,235,182   $     170,824   $   957,176   $   116,259
Net realized gain (loss) on sales of investments                470,301        567,129             (35)     (478,890)    1,550,726
Distributions from capital gains                                523,701      4,426,025              --            --     1,801,025
Net change in unrealized appreciation or depreciation
   of investments                                               418,033      4,121,781              41       396,860     1,655,192
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                            1,428,333     10,350,117         170,830       875,146     5,123,202
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                      152,521        716,893         107,293       277,518       549,553
Net transfers(1)                                                106,564     (4,147,431)      3,595,442      (183,774)    4,223,295
Transfers for policy loans                                       18,571        118,490          16,791        24,800        36,844
Adjustments to net assets allocated to contracts in
   payout period                                                (16,468)      (187,809)         (6,073)      (32,114)      (21,593)
Contract charges                                                 (5,829)       (65,332)         (3,690)      (20,601)      (18,720)
Contract terminations:
   Surrender benefits                                        (2,773,547)   (17,623,394)     (2,443,786)   (7,040,904)   (7,921,094)
   Death benefits                                               (93,378)    (1,068,283)        (48,596)     (543,666)     (281,279)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (2,611,566)   (22,256,866)      1,217,381    (7,518,741)   (3,432,994)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              10,714,199     91,940,239       4,536,573    32,343,147    28,518,141
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $ 9,530,966   $ 80,033,490   $   5,924,784   $25,699,552   $30,208,349
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                        9,987,791     20,048,368       1,711,289     6,279,388    20,256,301
Contract purchase payments                                      138,100        152,977          41,554        54,063       359,500
Net transfers(1)                                                 90,716       (892,864)      1,383,731       (37,816)    2,798,716
Transfers for policy loans                                       16,729         25,954           6,477         4,909        24,311
Contract charges                                                 (5,261)       (14,005)         (1,426)       (4,029)      (12,269)
Contract terminations:
   Surrender benefits                                        (2,456,117)    (3,739,954)       (942,051)   (1,370,269)   (5,106,039)
   Death benefits                                              (113,445)      (226,854)        (18,729)     (105,923)     (219,227)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              7,658,513     15,353,622       2,180,845     4,820,323    18,101,293
===================================================================================================================================

See accompanying notes to financial statements.



10 - RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        RVS VP         RVS VP         RVS VP           RVS VP           RVS VP
YEAR ENDED DEC. 31, 2006 (CONTINUED)                 GLOBAL BOND        GRO        HI YIELD BOND      INTL OPP        LG CAP EQ
OPERATIONS

Investment income (loss) -- net                      $   108,713    $    (5,708)   $     714,844    $    388,514    $    158,836
Net realized gain (loss) on sales of investments          32,437        131,304         (562,164)       (145,849)     (1,544,175)
Distributions from capital gains                              --             --               --              --              --
Net change in unrealized appreciation or
   depreciation of investments                           111,425        318,219          861,270       8,713,106      12,166,770
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
   from operations                                       252,575        443,815        1,013,950       8,955,771      10,781,431
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                55,874        117,187          113,025         589,778       1,079,449
Net transfers(1)                                        (317,250)     1,134,478         (449,340)      1,650,892      35,089,431
Transfers for policy loans                                 2,465         10,133            6,074          58,351         194,830
Adjustments to net assets allocated to contracts
   in payout period                                       (6,558)          (755)         (22,533)        (53,727)        831,802
Contract charges                                          (2,484)        (2,817)          (6,395)        (32,977)        (82,030)
Contract terminations:
   Surrender benefits                                 (1,632,002)    (1,251,868)      (3,164,653)     (9,897,392)    (19,966,144)
   Death benefits                                        (13,105)       (64,108)        (155,080)       (370,095)       (910,702)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (1,913,060)       (57,750)      (3,678,902)     (8,055,170)     16,236,636
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        5,522,730      4,478,440       12,328,444      42,236,413      67,335,698
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 3,862,245    $ 4,864,505    $   9,663,492    $ 43,137,014    $ 94,353,765
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                 3,649,040      5,495,720        8,511,368      23,590,570      10,770,329
Contract purchase payments                                36,783        140,025           76,430         300,074         166,011
Net transfers(1)                                        (207,601)     1,353,038         (300,627)        852,719       5,367,798
Transfers for policy loans                                 1,616         12,052            4,140          29,657          30,607
Contract charges                                          (1,629)        (3,370)          (4,316)        (16,726)        (12,727)
Contract terminations:
   Surrender benefits                                 (1,066,484)    (1,491,039)      (2,123,609)     (4,974,637)     (3,060,173)
   Death benefits                                         (8,511)       (77,664)        (104,235)       (191,727)       (145,514)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       2,403,214      5,428,762        6,059,151      19,589,930      13,116,331
=================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 11

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                            SEGREGATED
                                                                                                               ASSET
                                                                                                            SUBACCOUNTS
                                                                                                   ------------------------------
                                                                                                       RVS VP         WF ADV VT
YEAR ENDED DEC. 31, 2006 (CONTINUED)                                                                MID CAP GRO      SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                                                    $    (219,489)   $    (81,789)
Net realized gain (loss) on sales of investments                                                        (224,324)        673,261
Distributions from capital gains                                                                       1,479,675         200,998
Net change in unrealized appreciation or depreciation of investments                                  (2,730,045)        728,650
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                       (1,694,183)      1,521,120
=================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                                               510,396         162,730
Net transfers(1)                                                                                      29,721,707         297,011
Transfers for policy loans                                                                                46,506          11,846
Adjustments to net assets allocated to contracts in payout period                                        339,578          (6,275)
Contract charges                                                                                         (24,105)         (4,544)
Contract terminations:
   Surrender benefits                                                                                 (6,682,222)     (2,146,280)
   Death benefits                                                                                       (268,982)       (155,644)
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                        23,642,878      (1,841,156)
---------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                        9,151,742       7,754,790
---------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                          $  31,100,437    $  7,434,754
=================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                                                 7,555,146       8,032,568
Contract purchase payments                                                                               431,768         150,737
Net transfers(1)                                                                                      23,778,002         253,455
Transfers for policy loans                                                                                40,191          11,030
Contract charges                                                                                         (20,830)         (4,273)
Contract terminations:
   Surrender benefits                                                                                 (5,767,895)     (1,929,966)
   Death benefits                                                                                       (226,898)       (184,250)
---------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                      25,789,484       6,329,301
=================================================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



12 - RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                         --------------------------------------------------------------------------
                                                            AB VPS
                                                          GRO & INC,       RVS VP          RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005                                     CL B            BAL          CASH MGMT      DIV BOND      DIV EQ INC
OPERATIONS

Investment income (loss) -- net                          $     27,290   $   1,579,793   $     80,861   $    965,866   $    143,243
Net realized gain (loss) on sales of investments              211,095          94,540            (65)      (319,936)       363,642
Distributions from capital gains                                   --       2,809,824             --             --      1,070,856
Net change in unrealized appreciation or depreciation
   of investments                                             129,306      (1,750,559)            74       (258,631)     1,477,671
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                 367,691       2,733,598         80,870        387,299      3,055,412
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                    345,065         868,569        172,672        447,047        476,965
Net transfers(1)                                            1,702,204      (4,239,489)      (320,372)      (528,883)     9,152,071
Transfers for policy loans                                     20,342         145,511         19,909         46,582         21,595
Adjustments to net assets allocated to contracts in
   payout period                                              (15,058)       (183,286)        (6,213)       (33,817)       (17,182)
Contract charges                                               (5,967)        (78,491)        (3,906)       (24,720)       (15,038)
Contract terminations:
   Surrender benefits                                      (1,473,155)    (16,123,277)    (1,523,234)    (5,738,336)    (3,572,497)
   Death benefits                                             (90,718)     (1,412,170)      (116,218)    (1,046,947)      (159,201)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                482,713     (21,022,633)    (1,777,362)    (6,879,074)     5,886,713
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             9,863,795     110,229,274      6,233,065     38,834,922     19,576,016
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 10,714,199   $  91,940,239   $  4,536,573   $ 32,343,147   $ 28,518,141
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      9,502,035      24,789,129      2,413,496      7,629,857     15,613,695
Contract purchase payments                                    335,511         198,028         68,566         87,888        372,798
Net transfers(1)                                            1,654,171        (967,275)      (128,092)      (106,915)     7,126,632
Transfers for policy loans                                     19,995          33,445          7,851          9,245         17,546
Contract charges                                               (5,824)        (17,990)        (1,549)        (4,885)       (11,657)
Contract terminations:
   Surrender benefits                                      (1,429,211)     (3,649,016)      (603,333)    (1,129,813)    (2,738,949)
   Death benefits                                             (88,886)       (337,953)       (45,650)      (205,989)      (123,764)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            9,987,791      20,048,368      1,711,289      6,279,388     20,256,301
===================================================================================================================================

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                          ------------------------------------------------------------------------
                                                            RVS VP        RVS VP         RVS VP          RVS VP         RVS VP
YEAR ENDED DEC. 31, 2005 (CONTINUED)                      GLOBAL BOND       GRO       HI YIELD BOND     INTL OPP       LG CAP EQ
OPERATIONS

Investment income (loss) -- net                           $   176,123   $   (15,532)  $     740,976   $    162,274   $      77,004
Net realized gain (loss) on sales of investments               40,392        31,498        (515,797)    (1,564,949)     (3,275,306)
Distributions from capital gains                               24,667            --              --             --              --
Net change in unrealized appreciation or depreciation
   of investments                                            (591,317)      204,517         164,608      6,303,030       6,661,763
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
   operations                                                (350,135)      220,483         389,787      4,900,355       3,463,461
===================================================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                     61,900        75,597         178,988        688,966         860,661
Net transfers(1)                                              927,328     2,905,755        (271,109)     1,587,698      (4,949,851)
Transfers for policy loans                                      2,664         2,765           9,568        108,196         185,516
Adjustments to net assets allocated to contracts in
   payout period                                               (6,857)       (3,284)        (21,920)       (43,651)        (57,639)
Contract charges                                               (2,993)       (1,630)         (7,839)       (32,997)        (65,920)
Contract terminations:
   Surrender benefits                                        (840,614)     (258,256)     (2,245,044)    (6,536,449)    (12,130,781)
   Death benefits                                             (16,256)           --        (155,164)      (304,096)       (955,525)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                125,172     2,720,947      (2,512,520)    (4,532,333)    (17,113,539)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             5,747,693     1,537,010      14,451,177     41,868,391      80,985,776
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 5,522,730   $ 4,478,440   $  12,328,444   $ 42,236,413   $  67,335,698
===================================================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                      3,575,719     2,023,162      10,286,007     26,380,196      13,631,908
Contract purchase payments                                     40,357        97,022         128,470        432,922         144,985
Net transfers(1)                                              592,149     3,703,006        (192,547)       975,576        (834,923)
Transfers for policy loans                                      1,743         4,604           6,882         73,938          31,770
Contract charges                                               (1,953)       (2,097)         (5,611)       (20,654)        (11,160)
Contract terminations:
   Surrender benefits                                        (548,255)     (329,977)     (1,601,484)    (4,042,965)     (2,030,543)
   Death benefits                                             (10,720)           --        (110,349)      (208,443)       (161,708)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,649,040     5,495,720       8,511,368     23,590,570      10,770,329
===================================================================================================================================

See accompanying notes to financial statements.



14 - RIVERSOURCE OF NEW YORK ACCOUNT 4

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SEGREGATED
                                                                                 ASSET
                                                                              SUBACCOUNTS
                                                                       --------------------------
                                                                          RVS VP       WF ADV VT
YEAR ENDED DEC. 31, 2005 (CONTINUED)                                   MID CAP GRO    SM CAP GRO
OPERATIONS

Investment income (loss) -- net                                        $    (88,424)  $   (73,906)
Net realized gain (loss) on sales of investments                            320,411       206,382
Distributions from capital gains                                            482,675            --
Net change in unrealized appreciation or depreciation of investments         75,568       283,595
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations             790,230       416,071
==================================================================================================

CONTRACT TRANSACTIONS

Contract purchase payments                                                  192,086       162,489
Net transfers(1)                                                            784,456       940,201
Transfers for policy loans                                                    7,636        32,110
Adjustments to net assets allocated to contracts in payout period            (4,692)       (8,579)
Contract charges                                                             (5,078)       (4,330)
Contract terminations:
   Surrender benefits                                                    (1,438,414)     (943,636)
   Death benefits                                                           (36,991)      (52,602)
--------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                             (500,997)      125,653
--------------------------------------------------------------------------------------------------
Net assets at beginning of year                                           8,862,509     7,213,066
--------------------------------------------------------------------------------------------------
Net assets at end of year                                              $  9,151,742   $ 7,754,790
==================================================================================================

ACCUMULATION UNIT ACTIVITY

Units outstanding at beginning of year                                    7,975,456     7,847,814
Contract purchase payments                                                  173,538       183,792
Net transfers(1)                                                            711,007     1,073,228
Transfers for policy loans                                                    7,517        37,302
Contract charges                                                             (4,577)       (4,884)
Contract terminations:
   Surrender benefits                                                    (1,264,465)     (988,014)
   Death benefits                                                           (43,330)     (116,670)
--------------------------------------------------------------------------------------------------
Units outstanding at end of year                                          7,555,146     8,032,568
==================================================================================================

(1) Includes transfer activity from (to) other subaccounts and transfers from (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 15

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At that time, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York (RiverSource Life of NY). This merger helped simplify the overall corporate structure because the two life insurance companies were consolidated into one. This consolidation and renaming did not have any adverse effect on the features or benefits of any contract.

RiverSource of New York Account 4 (previously IDS Life of New York Accounts 4, 5, 6, 9, 10, 12, 13, 15, 16, 17, 18 and 19) (the Account) was established under New York law as a segregated asset account of RiverSource Life of NY. The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY.

The following is a list of each variable annuity product funded through the Account.

RiverSource(R) Employee Benefit Annuity (previously IDS Life of New York Employee Benefit Annuity)*

RiverSource(R) Flexible Annuity (previously IDS Life of New York Flexible
Annuity)

RiverSource(R) Variable Retirement and Combination Retirement Annuities (previously IDS Life of New York Variable Retirement and Combination Retirement Annuities)*

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.

SUBACCOUNT               FUND
--------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B   AllianceBernstein VPS Growth and Income Portfolio (Class B)
RVS VP Bal               RiverSource(R) Variable Portfolio - Balanced Fund
RVS VP Cash Mgmt         RiverSource(R) Variable Portfolio - Cash Management Fund
RVS VP Div Bond          RiverSource(R) Variable Portfolio - Diversified Bond Fund
RVS VP Div Eq Inc        RiverSource(R) Variable Portfolio - Diversified Equity Income Fund
RVS VP Global Bond       RiverSource(R) Variable Portfolio - Global Bond Fund
RVS VP Gro               RiverSource(R) Variable Portfolio - Growth Fund
RVS VP Hi Yield Bond     RiverSource(R) Variable Portfolio - High Yield Bond Fund
RVS VP Intl Opp          RiverSource(R) Variable Portfolio - International Opportunity Fund
RVS VP Lg Cap Eq         RiverSource(R) Variable Portfolio - Large Cap Equity Fund(1)
RVS VP Mid Cap Gro       RiverSource(R) Variable Portfolio - Mid Cap Growth Fund(2)
WF Adv VT Sm Cap Gro     Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------

(1)   RiverSource(R) Variable Portfolio - New Dimensions Fund(R) merged into
      RiverSource(R) Variable Portfolio - Large Cap Equity Fund on March 17,
      2006.

(2)   RiverSource(R) Variable Portfolio - Strategy Aggressive Fund merged into
      RiverSource(R) Variable Portfolio - Mid Cap Growth Fund on March 17,
      2006.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the contract.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



16 - RIVERSOURCE OF NEW YORK ACCOUNT 4

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 1% of the average daily net assets of each subaccount.

4. CONTRACT CHARGES

RiverSource Life of NY deducts a contract administrative charge of $20 to $30 per year depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

5. SURRENDER CHARGES

RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Charges by RiverSource Life of NY for surrenders are not identified on an individual segregated asset account basis. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY.

6. RELATED PARTY TRANSACTIONS

Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the following RiverSource(R) Variable Portfolio Funds shown in the table below. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                     CURRENT PERCENTAGE      PERCENTAGE RANGE
FUND                                                                        RANGE         PRIOR TO MARCH 1, 2006
-----------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                     0.530% to 0.350%       0.630% to 0.550%
RiverSource(R) Variable Portfolio - Cash Management Fund              0.330% to 0.150%       0.510% to 0.440%
RiverSource(R) Variable Portfolio - Diversified Bond Fund             0.480% to 0.290%       0.610% to 0.535%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund    0.600% to 0.375%       0.560% to 0.470%
RiverSource(R) Variable Portfolio - Global Bond Fund                  0.720% to 0.520%       0.840% to 0.780%
RiverSource(R) Variable Portfolio - Growth Fund                       0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - High Yield Bond Fund              0.590% to 0.360%       0.620% to 0.545%
RiverSource(R) Variable Portfolio - International Opportunity Fund    0.800% to 0.570%       0.870% to 0.795%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund             0.600% to 0.375%       0.630% to 0.570%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund               0.700% to 0.475%       0.650% to 0.560%
-----------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 17

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. The maximum performance incentive adjustment is 0.08% for RiverSource(R) Variable Portfolio -Balanced Fund and is 0.12% for the following Funds:

RiverSource(R) Variable Portfolio - Diversified Equity Income Fund RiverSource(R) Variable Portfolio - Growth Fund
RiverSource(R) Variable Portfolio - International Opportunity Fund RiverSource(R) Variable Portfolio - Large Cap Equity Fund
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund

Effective March 1, 2006, the Funds entered into a separate transfer agent agreement with RiverSource Service Corporation. The fee under this agreement for all RiverSource(R) Variable Portfolio Funds is an annual rate of 0.06% of average daily net assets. Previously these transfer agent fees were included in the Investment Management Services Agreement. Although the management fee schedules vary by each Fund, this change decreases the management fee rate between 0.03% and 0.15% of average daily net assets.

Effective Jan. 1, 2007, the Funds have an agreement with RiverSource Distributors, Inc. for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays RiverSource Distributors, Inc. a fee at an annual rate of up to 0.125% of each Fund's average daily net assets. Prior to Jan. 1, 2007, the Funds had an agreement with RiverSource Life Insurance Company (RiverSource Life) for distribution services, and under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund paid RiverSource Life a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

The following RiverSource(R) Variable Portfolio Funds, as shown in the table below, have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

                                                                     CURRENT PERCENTAGE     PERCENTAGE RANGE
FUND                                                                       RANGE          PRIOR TO OCT. 1, 2005
----------------------------------------------------------------------------------------------------------------
RiverSource(R) Variable Portfolio - Balanced Fund                     0.060% to 0.030%       0.040% to 0.020%
RiverSource(R) Variable Portfolio - Cash Management Fund              0.060% to 0.030%       0.030% to 0.020%
RiverSource(R) Variable Portfolio - Diversified Bond Fund             0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - Diversified Equity Income Fund    0.060% to 0.030%       0.040% to 0.020%
RiverSource(R) Variable Portfolio - Global Bond Fund                  0.080% to 0.050%       0.060% to 0.040%
RiverSource(R) Variable Portfolio - Growth Fund                       0.060% to 0.030%       0.050% to 0.030%
RiverSource(R) Variable Portfolio - High Yield Bond Fund              0.070% to 0.040%       0.050% to 0.025%
RiverSource(R) Variable Portfolio - International Opportunity Fund    0.080% to 0.050%       0.060% to 0.035%
RiverSource(R) Variable Portfolio - Large Cap Equity Fund             0.060% to 0.030%       0.050% to 0.030%
RiverSource(R) Variable Portfolio - Mid Cap Growth Fund               0.060% to 0.030%       0.060% to 0.030%
----------------------------------------------------------------------------------------------------------------

The RiverSource(R) Variable Portfolio Funds, as shown in the table above, pay custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2006 were as follows:

SUBACCOUNT               FUND                                                                  PURCHASES
-----------------------------------------------------------------------------------------------------------
AB VPS Gro & Inc, Cl B   AllianceBernstein VPS Growth and Income Portfolio (Class B)          $  1,162,783
RVS VP Bal               RiverSource(R) Variable Portfolio - Balanced Fund                       6,790,755
RVS VP Cash Mgmt         RiverSource(R) Variable Portfolio - Cash Management Fund                3,992,897
RVS VP Div Bond          RiverSource(R) Variable Portfolio - Diversified Bond Fund               1,940,588
RVS VP Div Eq Inc        RiverSource(R) Variable Portfolio - Diversified Equity Income Fund      5,033,891
RVS VP Global Bond       RiverSource(R) Variable Portfolio - Global Bond Fund                      477,710
RVS VP Gro               RiverSource(R) Variable Portfolio - Growth Fund                         1,372,433
RVS VP Hi Yield Bond     RiverSource(R) Variable Portfolio - High Yield Bond Fund                1,228,668
RVS VP Intl Opp          RiverSource(R) Variable Portfolio - International Opportunity Fund      1,546,857
RVS VP Lg Cap Eq         RiverSource(R) Variable Portfolio - Large Cap Equity Fund              43,682,189
RVS VP Mid Cap Gro       RiverSource(R) Variable Portfolio - Mid Cap Growth Fund                33,307,037
WF Adv VT Sm Cap Gro     Wells Fargo Advantage VT Small Cap Growth Fund                            831,461
-----------------------------------------------------------------------------------------------------------



18 - RIVERSOURCE OF NEW YORK ACCOUNT 4

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the Accounts.

                                     AB APS
                                   GRO & INC,     RVS VP        RVS VP       RVS VP       RVS VP        RVS VP
                                      CL B         BAL        CASH MGMT     DIV BOND    DIV EQ INC   GLOBAL BOND
                                   ------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                   $   0.71     $    3.38     $    2.53     $   4.72    $   0.76      $  1.30
At Dec. 31, 2003                   $   0.93     $    4.02     $    2.51     $   4.88    $   1.06      $  1.46
At Dec. 31, 2004                   $   1.02     $    4.37     $    2.51     $   5.05    $   1.25      $  1.59
At Dec. 31, 2005                   $   1.06     $    4.49     $    2.55     $   5.11    $   1.40      $  1.49
At Dec. 31, 2006                   $   1.23     $    5.09     $    2.64     $   5.28    $   1.66      $  1.58
-----------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                      7,308        34,687         5,438       12,733       9,189        4,993
At Dec. 31, 2003                      8,171        29,626         3,253        9,811      10,316        3,982
At Dec. 31, 2004                      9,502        24,789         2,413        7,630      15,614        3,576
At Dec. 31, 2005                      9,988        20,048         1,711        6,279      20,256        3,649
At Dec. 31, 2006                      7,659        15,354         2,181        4,820      18,101        2,403
-----------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                   $  5,297     $ 118,949     $  13,843     $ 60,437    $  7,023      $ 6,551
At Dec. 31, 2003                   $  7,733     $ 121,223     $   8,266     $ 48,225    $ 11,099      $ 5,875
At Dec. 31, 2004                   $  9,864     $ 110,229     $   6,233     $ 38,835    $ 19,576      $ 5,748
At Dec. 31, 2005                   $ 10,714     $  91,940     $   4,537     $ 32,343    $ 28,518      $ 5,523
At Dec. 31, 2006                   $  9,531     $  80,033     $   5,925     $ 25,700    $ 30,208      $ 3,862
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002       0.56%         2.56%         1.16%        5.07%       1.62%        4.82%
For the year ended Dec. 31, 2003       0.84%         2.25%         0.52%        3.61%       1.63%        7.21%
For the year ended Dec. 31, 2004       0.74%         2.27%         0.72%        3.81%       1.63%        4.08%
For the year ended Dec. 31, 2005       1.26%         2.57%         2.53%        3.71%       1.59%        4.09%
For the year ended Dec. 31, 2006       1.17%         2.46%         4.41%        4.35%       1.39%        3.28%
-----------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002       1.00%         1.00%         1.00%        1.00%       1.00%        1.00%
For the year ended Dec. 31, 2003       1.00%         1.00%         1.00%        1.00%       1.00%        1.00%
For the year ended Dec. 31, 2004       1.00%         1.00%         1.00%        1.00%       1.00%        1.00%
For the year ended Dec. 31, 2005       1.00%         1.00%         1.00%        1.00%       1.00%        1.00%
For the year ended Dec. 31, 2006       1.00%         1.00%         1.00%        1.00%       1.00%        1.00%
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002     (22.83%)      (13.78%)        0.40%        4.42%     (20.00%)      14.04%
For the year ended Dec. 31, 2003      30.99%        18.93%        (0.79%)       3.39%      39.47%       12.31%
For the year ended Dec. 31, 2004      10.11%         8.51%        (0.26%)       3.45%      17.03%        8.93%
For the year ended Dec. 31, 2005       3.56%         2.89%         1.59%        1.11%      12.38%       (5.94%)
For the year ended Dec. 31, 2006      15.82%        13.25%         3.45%        3.38%      18.56%        5.67%
-----------------------------------------------------------------------------------------------------------------



RIVERSOURCE OF NEW YORK ACCOUNT 4 - 19

                                     RVS VP        RVS VP         RVS VP      RVS VP        RVS VP      WF ADV VT
                                      GRO       HI YIELD BOND    INTL OPP    LG CAP EQ    MID CAP GRO   SM CAP GRO
                                   --------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2002                   $   0.59       $   1.01      $   1.07     $   4.40      $   0.84     $   0.57
At Dec. 31, 2003                   $   0.71       $   1.26      $   1.35     $   5.62      $   1.02     $   0.81
At Dec. 31, 2004                   $   0.76       $   1.39      $   1.57     $   5.90      $   1.10     $   0.91
At Dec. 31, 2005                   $   0.81       $   1.43      $   1.77     $   6.20      $   1.20     $   0.96
At Dec. 31, 2006                   $   0.90       $   1.57      $   2.18     $   7.07      $   1.19     $   1.17
-------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2002                        823         11,031        33,577       18,385         5,143        4,352
At Dec. 31, 2003                      1,844         11,318        28,525       15,977         7,166        6,807
At Dec. 31, 2004                      2,023         10,286        26,380       13,632         7,975        7,848
At Dec. 31, 2005                      5,496          8,511        23,591       10,770         7,555        8,033
At Dec. 31, 2006                      5,429          6,059        19,590       13,116        25,789        6,329
-------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2002                   $    483       $ 11,360      $ 36,141     $ 81,362      $  4,334     $  2,549
At Dec. 31, 2003                   $  1,306       $ 14,419      $ 38,960     $ 90,499      $  7,382     $  5,572
At Dec. 31, 2004                   $  1,537       $ 14,451      $ 41,868     $ 80,986      $  8,863     $  7,213
At Dec. 31, 2005                   $  4,478       $ 12,328      $ 42,236     $ 67,336      $  9,152     $  7,755
At Dec. 31, 2006                   $  4,865       $  9,663      $ 43,137     $ 94,354      $ 31,100     $  7,435
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2002       0.14%          7.84%         0.96%        0.52%           --           --
For the year ended Dec. 31, 2003       0.21%          7.71%         0.91%        0.62%           --           --
For the year ended Dec. 31, 2004       0.32%          7.02%         1.11%        0.89%           --           --
For the year ended Dec. 31, 2005       0.41%          6.47%         1.40%        1.10%           --           --
For the year ended Dec. 31, 2006       0.89%          7.37%         1.90%        1.18%         0.25%          --
-------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2002       1.00%          1.00%         1.00%        1.00%         1.00%        1.00%
For the year ended Dec. 31, 2003       1.00%          1.00%         1.00%        1.00%         1.00%        1.00%
For the year ended Dec. 31, 2004       1.00%          1.00%         1.00%        1.00%         1.00%        1.00%
For the year ended Dec. 31, 2005       1.00%          1.00%         1.00%        1.00%         1.00%        1.00%
For the year ended Dec. 31, 2006       1.00%          1.00%         1.00%        1.00%         1.00%        1.00%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2002     (26.25%)        (8.18%)      (18.94%)     (22.67%)      (15.15%)     (39.36%)
For the year ended Dec. 31, 2003      20.34%         24.75%        26.17%       27.73%        21.43%       42.11%
For the year ended Dec. 31, 2004       7.35%         10.29%        16.24%        4.83%         8.02%       12.64%
For the year ended Dec. 31, 2005       7.53%          2.99%        12.73%        5.12%         9.03%        5.19%
For the year ended Dec. 31, 2006       9.98%          9.72%        22.94%       14.14%        (1.06%)      21.54%
-------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Accounts invest. These ratios are annualized for periods less than one year.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units;
      inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.



20 - RIVERSOURCE OF NEW YORK ACCOUNT 4

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying Balance Sheets of RiverSource Life Insurance Co. of New York (a wholly-owned subsidiary of RiverSource Life Insurance Company) as of December 31, 2006 and 2005, and the related Statements of Income, Cash Flows and Shareholder's Equity for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young, LLP

Minneapolis, Minnesota
April 24, 2007

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)

DECEMBER 31,                                             2006           2005

ASSETS
Investments:
Available-for-Sale:
   Fixed maturities, at fair value (amortized cost:
      2006, $1,787,111; 2005, $1,881,899)             $1,766,763     $1,882,456
   Commercial mortgage loans on real estate, at
      cost (less allowance for loan losses:
      2006, $2,718; 2005, $3,218)                        255,110        244,760
Policy loans                                              33,573         31,274
Trading securities and other investments                      95             48
-------------------------------------------------------------------------------
      Total investments                                2,055,541      2,158,538

Cash and cash equivalents                                 26,960         52,130
Reinsurance recoverables                                  47,120         38,675
Amounts due from brokers                                      95             70
Other accounts receivable                                  5,265          3,673
Accrued investment income                                 22,876         23,479
Deferred acquisition costs                               241,568        230,270
Deferred sales inducement costs                           15,658         11,554
Other assets                                               7,365          5,744
Separate account assets                                2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total assets                                    $5,042,128     $4,553,056
===============================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                $1,909,109     $2,023,521
Policy claims and other policyholders' funds               8,226          5,097
Deferred income taxes, net                                17,116         18,191
Other liabilities                                         19,007         18,285
Separate account liabilities                           2,619,680      2,028,923
-------------------------------------------------------------------------------
      Total liabilities                                4,573,138      4,094,017
-------------------------------------------------------------------------------

Shareholder's equity:
   Common stock, $10 par value; 200,000 shares
      authorized, issued and outstanding                   2,000          2,000
   Additional paid-in capital                            106,617        106,600
   Retained earnings                                     371,644        350,654
   Accumulated other comprehensive loss, net of tax:
      Net unrealized securities losses                   (11,271)          (215)
-------------------------------------------------------------------------------
      Total shareholder's equity                         468,990        459,039
-------------------------------------------------------------------------------
      Total liabilities and shareholder's equity      $5,042,128     $4,553,056
===============================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF INCOME
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

REVENUES
Premiums:
   Traditional life insurance                             $ 4,321        $ 4,398       $ 4,073
   Disability income and long term care insurance          18,493         17,696        17,643
----------------------------------------------------------------------------------------------
      Total premiums                                       22,814         22,094        21,716
Net investment income                                     119,142        123,038       119,800
Contractholder and policyholder charges                    36,734         33,425        32,182
Mortality and expense risk and other fees                  31,173         24,415        21,277
Net realized gain on investments                            3,936          9,192           849
----------------------------------------------------------------------------------------------
      Total revenues                                      213,799        212,164       195,824
----------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Death and other benefits:
   Traditional life insurance                               2,006          2,845         2,693
   Investment contracts and universal life-type insurance  13,203          9,517        11,981
   Disability income and long term care insurance           5,416          6,010         5,264
Increase (decrease) in liabilities for future policy
  benefits:
   Traditional life insurance                                (522)          (404)         (556)
   Disability income and long term care insurance           5,683          8,064         8,897
Interest credited to account values                        67,142         71,518        68,480
Amortization of deferred acquisition costs                 24,259         19,050        13,705
Separation costs                                            2,756          3,915            --
Other insurance and operating expenses                     24,909         25,636        19,970
----------------------------------------------------------------------------------------------
      Total benefits and expenses                         144,852        146,151       130,434
----------------------------------------------------------------------------------------------
Income before income tax provision and accounting change   68,947         66,013        65,390
Income tax provision                                       22,957         21,803        21,404
----------------------------------------------------------------------------------------------
Income before accounting change                            45,990         44,210        43,986
Cumulative effect of accounting change, net of tax             --             --         2,748
----------------------------------------------------------------------------------------------
      Net income                                          $45,990        $44,210       $41,238
==============================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)

YEARS ENDED DECEMBER 31,                                    2006           2005          2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                $45,990        $44,210       $41,238
Adjustments to reconcile net income to net cash
   provided by operating activities:
   Cumulative effect of accounting change, net of tax          --             --         2,748
   Amortization of deferred acquisition costs              24,259         19,050        13,705
   Amortization of deferred sales inducement costs          2,196          1,383         1,269
   Capitalization of deferred acquisition costs           (32,713)       (33,519)      (27,754)
   Capitalization of deferred sales inducement costs       (6,073)        (3,960)       (2,562)
   Amortization of premium, net                             4,380          3,867         4,105
   Deferred income taxes                                    4,892         14,182         4,079
   Contractholder and policyholder charges, non-cash      (13,937)       (14,565)      (14,266)
   Net realized investment gain                            (3,936)        (9,192)         (849)
   Net realized gain on trading securities                    (11)            (2)           (2)
Change in operating assets and liabilities:
   Trading securities, net                                    (36)            58           (87)
   Future policy benefits for traditional life,
      disability income and long term care insurance       10,813         12,448        13,862
   Policy claims and other policyholders' funds             3,129           (484)          519
   Policy loans, excluding universal life-type insurance:
      Repayment                                             2,206          2,266         2,494
      Issuance                                             (2,421)        (2,792)       (2,554)
   Reinsurance recoverables                                (8,445)        (5,449)       (6,922)
   Other accounts receivable                               (1,592)          (741)         (731)
   Accrued investment income                                  603            880        (1,380)
   Other assets and liabilities, net                      (11,390)          (298)          338
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                  17,914         27,342        27,250
----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
   Proceeds from sales                                    131,061        247,160       118,570
   Maturities, sinking fund payments and calls             92,911        227,088       180,899
   Purchases                                             (129,842)      (459,107)     (410,650)
Other investments, excluding policy loans:
   Proceeds from sales, maturities, sinking fund
      payments and calls                                   28,865         20,377        33,387
   Purchases                                              (39,000)       (27,639)      (50,945)
Change in amounts due to and from brokers, net                (25)           (53)        2,140
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES        83,970          7,826      (126,599)
----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal
   life-type insurance:
   Considerations received                                 87,532        111,090       184,527
   Interest credited to account values                     67,142         71,518        68,480
   Surrenders and other benefits                         (254,644)      (178,462)     (136,935)
Policy loans:
   Repayment                                                5,035          5,030         4,735
   Issuance                                                (7,119)        (5,228)       (5,585)
Cash dividends to RiverSource Life Insurance Company      (25,000)       (22,500)      (21,500)
----------------------------------------------------------------------------------------------
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES      (127,054)       (18,552)       93,722
----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      (25,170)        16,616        (5,627)
Cash and cash equivalents at beginning of year             52,130         35,514        41,141
----------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                  $26,960        $52,130       $35,514
==============================================================================================

Supplemental disclosures:
   Income taxes paid                                      $11,946        $14,347       $16,241
   Interest paid on borrowings                                247              8            --

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2006
(IN THOUSANDS)

                                                                        ADDITIONAL               ACCUMULATED OTHER
                                                             COMMON      PAID-IN       RETAINED    COMPREHENSIVE
                                                             STOCK       CAPITAL       EARNINGS    INCOME/(LOSS)     TOTAL
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2003                                $2,000      $106,600      $309,206       $ 41,695      $459,501
Comprehensive income:
   Net income                                                    --            --        41,238             --        41,238
   Change in unrealized holding losses on securities, net        --            --            --         (2,487)       (2,487)
                                                                                                                    --------
Total comprehensive income                                                                                            38,751
Cash dividends to RiverSource Life Insurance Company             --            --       (21,500)            --       (21,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2004                                $2,000      $106,600      $328,944       $ 39,208      $476,752
Comprehensive income:
   Net income                                                    --            --        44,210             --        44,210
   Change in unrealized holding losses on securities, net        --            --            --        (39,423)      (39,423)
                                                                                                                    --------
Total comprehensive income                                                                                             4,787
Cash dividends to RiverSource Life Insurance Company             --            --       (22,500)            --       (22,500)
----------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2005                                $2,000      $106,600      $350,654       $   (215)     $459,039
Comprehensive income:
   Net income                                                    --            --        45,990             --        45,990
   Change in unrealized holding losses on securities, net        --            --            --        (11,056)      (11,056)
                                                                                                                    --------
Total comprehensive income                                                                                            34,934
Tax affect of share-based incentive employee compensation        --            17            --             --            17
Cash dividends to RiverSource Life Insurance Company             --            --       (25,000)            --       (25,000)
----------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2006                                $2,000      $106,617      $371,644       $(11,271)     $468,990
============================================================================================================================

See accompanying Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY"), formerly known as IDS Life Insurance Company of New York ("IDS Life of New York"), is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and North Dakota. RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

On December 31, 2006, American Centurion Life Assurance Company ("American Centurion Life") merged with and into IDS Life of New York. As a result of the merger, American Centurion Life ceased to exist. Prior to the merger, American Centurion Life was a wholly-owned operating subsidiary of IDS Life Insurance Company. Immediately following the merger, IDS Life of New York changed its name to RiverSource Life Insurance Co. of New York.

There was no material effect on the financial condition and results of operations for RiverSource Life of NY as a result of the merger.

Ameriprise Financial was formerly a wholly-owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Ameriprise Financial has incurred $654 million of pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to incur a total of approximately $875 million. RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. RiverSource Life of NY has been allocated $6.7 million in total pretax non-recurring separation costs since the Separation announcement through December 31, 2006 and expects to be allocated a portion of the remaining separation costs in 2007. RiverSource Life, RiverSource Life of NY's parent, received a capital contribution of $650 million from Ameriprise Financial during the third quarter of 2005 to support its financial strength ratings and to cover separation costs.

RiverSource Life of NY's principal products are variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance including whole life and term life and disability income insurance. (RiverSource Life of NY discontinued underwriting new long term care ("LTC") policies as of December 31, 2002). Universal life insurance is a form of permanent life insurance characterized by its flexible premiums, its flexible death benefit amounts and its unbundling of the pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 14. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative financial instruments, income taxes and recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

BALANCE SHEET

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include issuer downgrade, default or bankruptcy. RiverSource Life of NY also considers the extent to which amortized cost exceeds fair value, the duration of that difference and management's judgment about the issuer's current and prospective financial condition, as well as its ability and intent to hold until recovery. Other-than-temporary impairment charges are recorded in net realized gains (losses) on investments within the Statements of Income. Fair value is generally based on quoted market prices.

Commercial Mortgage Loans on Real Estate, Net
Commercial mortgage loans on real estate, net, reflect principal amounts outstanding less allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over the present value of its expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Trading Securities and Other Investments
Included in trading securities and other investments is separate account seed money. Separate account seed money is carried at fair market value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
RiverSource Life of NY has defined cash equivalents to include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY reinsures a portion of the risks associated with its life and LTC insurance products through reinsurance agreements with unaffiliated insurance companies. Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. To minimize exposure to significant losses from reinsurer insolvencies, RiverSource Life of NY evaluates the financial condition of its reinsurers prior to entering into new reinsurance treaties and on a periodic basis during the terms of the treaties. RiverSource Life of NY remains primarily liable as the direct insurer on all risks reinsured.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for variable and universal life insurance. Policies issued prior to these dates are not subject to the same reinsurance levels. The maximum amount of life insurance risk retained by RiverSource Life of NY is $750,000 on any policy insuring a single life and $1.5 million on any flexible premium survivorship variable life policy. For existing LTC policies sold after 1995, RiverSource Life of NY retained 50% of the risk and the remaining 50% of the risk was ceded on a coinsurance basis to Genworth Life Insurance Company of New York ("Genworth"). Reinsurance recoverable from Genworth related to RiverSource Life of NY's long term care liabilities was $35.3 million at December 31, 2006, while amounts recoverable from each other reinsurer were much smaller. Risk on variable life and universal life policies is reinsured on a yearly renewable term basis. Starting in 2002, risk on most term life policies is reinsured on a coinsurance basis.

RiverSource Life of NY retains all risk for new claims on disability income ("DI") contracts. Risk is currently managed by limiting the amount of disability insurance written on any one individual. RiverSource Life of NY also retains all accidental death benefit and almost all waiver of premium risk.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums.

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity and variable life insurance contractholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customers' accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing guaranteed minimum income benefit ("GMIB"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") provisions.

In determining the liabilities for variable annuity death benefits and GMIB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

GMWB and GMAB provisions are considered embedded derivatives and are recorded at fair value. The fair value of these embedded derivatives is based on the present value of future benefits less applicable fees charged for the provision. Changes in fair value are reflected in death and other benefits for investment contracts and universal life-type insurance.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2006, depending on year of issue, with an average rate of approximately 5.9%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims range from 3.0% to 8.0% at December 31, 2006, with an average rate of 5.0%. Interest rates used with LTC claims range from 4.0% to 7.0% at December 31, 2006, with an average rate of 4.4%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life range from 4.0% to 10.0% at December 31, 2006, depending on policy form, issue year and policy duration. Anticipated interest rates for DI are 7.5% at policy issue grading to 5.0% over five years. Anticipated discount rates for LTC are currently 5.4% at December 31, 2006 grading up to 9.4% over 40 years.

Where applicable, benefit amounts expected to be recoverable from other insurers who share in the risk are separately recorded as reinsurance recoverable within receivables.

RiverSource Life of NY issues only non-participating life and health insurance policies, which do not pay dividends to policyholders from realized policy margins.

REVENUES AND EXPENSES
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income, contractholder and policyholder charges and mortality and expense risk and other fees.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products. Such premiums are net of reinsurance ceded and are recognized as revenue when due.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Net Investment Income
Net investment income primarily includes interest income earned on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, and commercial mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Contractholder and Policyholder Charges
Contractholder and policyholder charges include certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance and administrative and surrender charges. Cost of insurance charges on fixed and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Mortality and Expense Risk and Other Fees
Mortality and expense risk and other fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. RiverSource Life of NY's management and other fees are generally computed as a contractual rate based on the underlying asset values and are generally received monthly.

Net Realized Investment Gain
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Death and Other Benefits
Death and other benefits expenses consist of amounts paid under insurance policies and annuity contracts, including benefits paid under optional variable annuity guaranteed benefit riders. Amounts are net of benefit payments recovered or expected to be recovered under reinsurance contracts. Death and other benefits expenses also include amortization of DSIC.

Interest Credited to Account Values
Interest credited to account values represents amounts earned on fixed account values associated with fixed and variable universal life and annuity contracts in accordance with contract provisions.

Amortization of Deferred Acquisition Costs
Direct sales commissions and other costs deferred as DAC associated with the sale of annuity and insurance products are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and, therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable or if premium rates charged for the contract are changed. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about interest rates are the primary factor used to project interest margins, while assumptions about rates credited to policyholder accounts and equity market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The client asset value growth rate is the rate at which variable annuity and variable universal life insurance contract values are assumed to appreciate in the future. The rate is net of asset fees and anticipates a blend of equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY uses a mean reversion method as a guideline in setting near-term client asset value growth rates based on a long-term view of financial market performance as well as actual historical performance. In periods when market performance results in actual contract value growth at a rate that is different than that assumed, RiverSource Life of NY reassesses the near-term rate in order to continue to project its best estimate of long-term growth. The near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimates.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Separation Costs
Separation costs generally consist of allocated financial advisor and employee retention program costs, re-branding and marketing costs and costs to separate and reestablish technology platforms related to the Separation.

Other Insurance and Operating Expenses
Other insurance and operating expenses primarily includes expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory expenses.

Income Taxes
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ending December 31, 2005. Additionally, RiverSource Life of NY's taxable income will be included with RiverSource Life in filing a separate consolidated life insurance company federal income tax return for five tax years following the Distribution. Therefore, RiverSource Life was also required to file a separate short period consolidated life insurance company income tax return for the period October 1, 2005 through December 31, 2005. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of RiverSource Life that RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or receive from various taxing jurisdictions in connection with its operations. Inherent in the provision for income taxes are estimates and judgment regarding the tax treatment of certain offsets and credits.

3. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Early adoption is permitted provided that the entity has not issued financial statements for any period within the year of adoption. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 which will require retrospective application of SFAS 157. The transition adjustment, if any, will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY is currently evaluating the impact of SFAS 157 on its financial condition and results of operations.

In September 2006, the Securities and Exchange Commission ("SEC") issued Staff Accounting Bulletin ("SAB") No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" ("SAB 108"). SAB 108 addresses quantifying the financial statement effects of misstatements, specifically, how the effects of prior year uncorrected errors must be considered in quantifying misstatements in the current year financial statements. SAB 108 does not change the SEC staff's previous positions in SAB No. 99, "Materiality," regarding qualitative considerations in assessing the materiality of misstatements. SAB 108 was effective for fiscal years ending after November 15, 2006. The effect of adopting SAB 108 on RiverSource Life of NY's financial condition and results of operations was insignificant.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

In June 2006, the FASB issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments" ("SFAS 155"). SFAS 155 amends SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") and SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). SFAS 155: (i) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (ii) clarifies which interest-only and principal-only strips are not subject to the requirements of SFAS 133; (iii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (iv) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (v) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. RiverSource Life of NY adopted SFAS 155 as of January 1, 2007. The effect of adopting SFAS 155 on its financial condition and results of operations is not expected to be significant.

Effective January 1, 2006, RiverSource Life of NY adopted SFAS No. 154, "Accounting Changes and Error Corrections," ("SFAS 154"). This Statement replaced APB Opinion No. 20, "Accounting Changes" and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements," and changed the requirements for the accounting for and reporting of a change in accounting principle. The effect of adopting SFAS 154 on RiverSource Life of NY's financial condition and results of operations was insignificant.

Effective January 1, 2006, RiverSource Life of NY adopted FASB Staff Position ("FSP") FAS 115-1 and FAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," ("FSP FAS 115-1 and FAS 124-1"). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The impact of the adoption of FSP FAS 115-1 and FAS 124-1 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting by insurance enterprises for DAC associated with any insurance or annuity contract that is internally replaced with another contract or significantly modified. SOP 05-1 is effective for transactions occurring in fiscal years beginning after December 15, 2006. RiverSource Life of NY has accounted for many of these transactions as contract continuations and has continued amortization of existing DAC against revenue from the new or modified contract. In addition, RiverSource Life of NY has not anticipated these transactions in establishing amortization periods or other DAC valuation assumptions. Many of these transactions no longer qualify as continuations under SOP 05-1. Effective with RiverSource Life of NY's adoption of SOP 05-1 as of January 1, 2007, RiverSource Life of NY will account for such transactions as contract terminations which will result in accelerated DAC amortization. As a result of adopting SOP 05-1, RiverSource Life of NY has determined that in the first quarter of 2007 it will record as a cumulative change in accounting principle a pretax reduction to DAC of approximately $14.3 million and an after-tax decrease to retained earnings of approximately $9.3 million. The adoption of SOP 05-1 is also expected to result in an increase in DAC amortization in 2007. The expected increase to amortization expense may vary depending upon future changes in underlying valuation assumptions.

Effective January 1, 2004, RiverSource Life of NY adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). SOP 03-1 provides guidance on; (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The adoption of SOP 03-1 resulted in a cumulative effect of accounting change that reduced first quarter 2004 results by $2.7 million ($4.2 million pretax). The cumulative effect of accounting change consisted of: (i) $2.0 million pretax from establishing additional liabilities for certain variable annuity guaranteed benefits ($1.8 million) and from considering these liabilities in valuing DAC and DSIC associated with those contracts ($0.2 million); and (ii) $2.2 million pretax from establishing additional liabilities for certain variable universal life and single pay universal life insurance contracts under which contractual costs

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

of insurance charges are expected to be less than future death benefits ($2.8 million) and from considering these liabilities in valuing DAC associated with those contracts ($0.6 million offset). Prior to RiverSource Life of NY's adoption of SOP 03-1, amounts paid in excess of contract value were expensed when payable. Amounts expensed in 2004 to establish and maintain additional liabilities for certain variable annuity guaranteed benefits were $2.9 million (of which $1.8 million was part of the adoption charges described previously). RiverSource Life of NY's accounting for separate accounts was already consistent with the provisions of SOP 03-1 and, therefore, there was no impact related to this requirement.

The AICPA released a series of technical practice aids ("TPAs") in September 2004, which provide additional guidance related to, among other things, the definition of an insurance benefit feature and the definition of policy assessments in determining benefit liabilities, as described within SOP 03-1. The TPAs did not have a material effect on RiverSource Life of NY's calculation of liabilities that were recorded in the first quarter of 2004 upon adoption of SOP 03-1.

4. INVESTMENTS

AVAILABLE-FOR-SALE SECURITIES
The following is a summary of Available-for-Sale securities by type:

                                                                          GROSS        GROSS
                                                        AMORTIZED       UNREALIZED   UNREALIZED       FAIR
DECEMBER 31, 2006 (IN THOUSANDS)                          COST            GAINS        LOSSES         VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  928,435        $ 8,511      $(19,032)    $  917,914
Mortgage and other asset-backed securities                590,411          2,875       (10,048)       583,238
Foreign corporate bonds and obligations                   219,178          2,623        (4,782)       217,019
U.S. government and agencies obligations                   35,909             50          (850)        35,109
State and municipal obligations                             6,996             --          (334)         6,662
Foreign government bonds and obligations                    6,182            651           (12)         6,821
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,787,111         14,710       (35,058)     1,766,763
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,787,111        $14,710      $(35,058)    $1,766,763
===============================================================================================================

                                                                          GROSS        GROSS
                                                         AMORTIZED      UNREALIZED   UNREALIZED      FAIR
DECEMBER 31, 2005 (IN THOUSANDS)                           COST           GAINS        LOSSES        VALUE
---------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                              $  970,590        $16,820      $(13,697)    $  973,713
Mortgage and other asset-backed securities                639,123          5,140        (8,837)       635,426
Foreign corporate bonds and obligations                   220,615          5,148        (3,535)       222,228
U.S. government and agencies obligations                   38,362             63          (849)        37,576
State and municipal obligations                             6,996             --          (253)         6,743
Foreign government bonds and obligations                    6,213            566            (9)         6,770
---------------------------------------------------------------------------------------------------------------
Total fixed maturities                                  1,881,899         27,737       (27,180)     1,882,456
---------------------------------------------------------------------------------------------------------------
Total                                                  $1,881,899        $27,737      $(27,180)    $1,882,456
===============================================================================================================

At December 31, 2006 and 2005, fixed maturity securities, excluding net unrealized appreciation and depreciation, comprised approximately 86% and 87%, respectively, of RiverSource Life of NY's total investments. These securities are rated by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"), except for approximately $64 million and $56 million of securities at December 31, 2006 and 2005, respectively, which are rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating is used. A summary by rating, excluding net unrealized appreciation and depreciation, on December 31 is as follows:

RATING                                                       2006           2005
----------------------------------------------------------------------------------
AAA                                                            36%            37%
AA                                                              8              6
A                                                              21             23
BBB                                                            28             26
Below investment grade                                          7              8
----------------------------------------------------------------------------------
   Total                                                      100%           100%
==================================================================================

At December 31, 2006 and 2005, approximately 35% and 37%, respectively, of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2006:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $134,822     $1,470      $  527,893     $17,562     $  662,715     $19,032
Mortgage and other asset-backed securities       57,846        402         360,880       9,646        418,726      10,048
Foreign corporate bonds and obligations          19,525        221         118,329       4,561        137,854       4,782
U.S. government and agencies obligations             --         --          34,641         850         34,641         850
State and municipal obligations                      --         --           6,662         334          6,662         334
Foreign government bonds and obligations             --         --             324          12            324          12
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $212,193     $2,093      $1,048,729     $32,965     $1,260,922     $35,058
==========================================================================================================================

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

(IN THOUSANDS)                                 LESS THAN 12 MONTHS        12 MONTHS OR MORE                TOTAL
--------------------------------------------------------------------------------------------------------------------------
                                                 FAIR     UNREALIZED       FAIR      UNREALIZED      FAIR       UNREALIZED
DESCRIPTION OF SECURITIES:                       VALUE      LOSSES         VALUE       LOSSES        VALUE        LOSSES
--------------------------------------------------------------------------------------------------------------------------
Corporate debt securities                      $458,798    $10,183        $ 78,600      $3,514     $  537,398     $13,697
Mortgage and other asset-backed securities      323,001      5,813          82,553       3,024        405,554       8,837
Foreign corporate bonds and obligations          78,203      2,023          33,623       1,512        111,826       3,535
U.S. government and agencies obligations         37,092        849              --          --         37,092         849
State and municipal obligations                   5,786        208             957          45          6,743         253
Foreign government bonds and obligations            332          9              --          --            332           9
--------------------------------------------------------------------------------------------------------------------------
   Total                                       $903,212    $19,085        $195,733      $8,095     $1,098,945     $27,180
==========================================================================================================================

In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceed fair value and the duration of that difference. A key metric in performing this evaluation is the ratio of fair value to amortized cost. The following table summarizes the unrealized losses by ratio of fair value to amortized cost as of December 31, 2006:

(IN THOUSANDS,
EXCEPT NUMBER OF SECURITIES)    LESS THAN 12 MONTHS                    12 MONTHS OR MORE                         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
                                                   GROSS                                GROSS                               GROSS
RATIO OF FAIR VALUE TO    NUMBER OF              UNREALIZED  NUMBER OF                UNREALIZED  NUMBER OF               UNREALIZED
AMORTIZED COST           SECURITIES  FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE    LOSSES    SECURITIES   FAIR VALUE   LOSSES
------------------------------------------------------------------------------------------------------------------------------------
95% - 100%                   93       $212,193     $2,093       289       $  988,749   $27,467       382       $1,200,942   $29,560
90% - 95%                    --             --         --        28           48,076     3,474        28           48,076     3,474
80% - 90%                    --             --         --         6           11,904     2,024         6           11,904     2,024
------------------------------------------------------------------------------------------------------------------------------------
   Total                     93       $212,193     $2,093       323       $1,048,729   $32,965       416       $1,260,922   $35,058
====================================================================================================================================

A majority of the gross unrealized losses related to corporate debt securities and substantially all of the gross unrealized losses related to mortgage and other asset-backed securities were attributable to changes in interest rates. A portion of the gross unrealized losses particularly related to corporate debt securities was also attributed to credit spreads and specific issuer credit events. As noted in the table above, a significant portion of the gross unrealized losses relates to securities that have a fair value to amortized cost ratio of 95% or above resulting in an overall 97% ratio of fair value to amortized cost for all securities with an unrealized loss. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. However, the securities with a fair value to amortized cost ratio of 80%-90% primarily relate to the auto, home building and gaming industries. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $1.0 million. The securities related to this issuer have a fair value to amortized cost ratio of 95%-100% and have been in an unrealized loss position for more than 12 months. There were no securities with a fair value to amortized cost ratio less than 80% in the portfolio.

RiverSource Life of NY monitors the investments and metrics described previously on a quarterly basis to identify and evaluate investments that have indications of possible other-than-temporary impairments. See the Investments section of Note 2 for information regarding RiverSource Life of NY's policy for determining when an investment's decline in value is other-than-temporary. As stated earlier, RiverSource Life of NY's ongoing monitoring process has revealed that a significant portion of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in interest rates. Additionally, RiverSource Life of NY has the ability and intent to hold these securities for a time sufficient to recover its amortized cost and has, therefore, concluded that none had other-than-temporary impairment at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the components of the change in net unrealized securities gains (losses), net of tax, included in other comprehensive loss:

(IN THOUSANDS)                                             2006           2005          2004
----------------------------------------------------------------------------------------------
Holding (losses) gains, net of tax of $6,014,
   $20,573 and $366, respectively                        $(11,168)      $(38,208)      $   679
Reclassification of realized gains, net of tax of
   $1,303, $3,218 and $737, respectively                   (2,419)        (5,977)       (1,369)
DAC, net of tax of $996, $2,419 and $536, respectively      1,848          4,492          (994)
DSIC, net of tax of $79, $208 and $207, respectively          148            387          (384)
Fixed annuity liabilities, net of tax of $292, $64 and
   $226, respectively                                         535           (117)         (419)
----------------------------------------------------------------------------------------------
Net unrealized securities losses                         $(11,056)      $(39,423)      $(2,487)
==============================================================================================

Available-for-Sale securities by maturity at December 31, 2006 were as follows:

                                                         AMORTIZED        FAIR
(IN THOUSANDS)                                              COST          VALUE
--------------------------------------------------------------------------------
Due within one year                                    $   30,105     $   30,389
Due after one year through five years                     505,831        505,189
Due after five years through 10 years                     598,874        584,824
Due after 10 years                                         61,890         63,123
--------------------------------------------------------------------------------
                                                        1,196,700      1,183,525
Mortgage and other asset-backed securities                590,411        583,238
--------------------------------------------------------------------------------
Total                                                  $1,787,111     $1,766,763
================================================================================

The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Sales                                                   $ 131,061      $ 247,160     $ 118,570
Maturities, sinking fund payments and calls             $  92,911      $ 227,088     $ 180,899
Purchases                                               $(129,842)     $(459,107)    $(410,650)

Net realized gains and losses on Available-for-Sale securities, using the specific identification method, are noted in the following table for the years ended December 31:

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Gross realized gains from sales                           $4,208        $11,424       $2,698
Gross realized losses from sales                          $ (487)       $(1,503)      $ (592)
Other-than-temporary impairments                          $   --        $  (724)      $   --

The $0.7 million of other-than-temporary impairments in 2005 primarily related to corporate debt securities within the auto industry which were downgraded in 2005 and subsequently deteriorated throughout the year in terms of their fair value to amortized cost ratio.

During the second quarter of 2005, RiverSource Life of NY sold all of its retained interest in a CDO securitization trust and realized a net pretax gain of $2.3 million.

At December 31, 2006 and 2005, bonds carried at $1.3 million, were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

COMMERCIAL MORTGAGE LOANS ON REAL ESTATE, NET
The following is a summary of commercial mortgage loans on real estate at December 31:

(IN THOUSANDS)                                                             2006         2005
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate                                $257,828      $247,978
Less: allowance for loan losses                                           (2,718)       (3,218)
----------------------------------------------------------------------------------------------
Commercial mortgage loans on real estate, net                           $255,110      $244,760
==============================================================================================

Commercial mortgage loans are first mortgages on commercial real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan. Commitments to fund mortgages are made in the ordinary course of business. The funding commitments at December 31, 2006 and 2005 approximate fair value.

At December 31, 2006 and 2005, RiverSource Life of NY's recorded investment in impaired commercial mortgage loans on real estate was nil and $2.2 million, respectively, with related allowances for commercial mortgage loan losses of nil and $500 thousand, respectively. During 2006 and 2005, the average recorded investment in impaired commercial mortgage loans on real estate was $495 thousand and $165 thousand, respectively. RiverSource Life of NY recognized nil of interest income related to impaired commercial mortgage loans on real estate for the years ended December 31, 2006, 2005 and 2004, respectively.

The balances of and changes in the allowance for commercial mortgage loan losses were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1                                      $3,218         $3,218        $2,418
Provision for commercial mortgage loan losses                 --             --           800
Foreclosures, write-offs and loan sales                     (500)            --            --
------------------------------------------------------------------------------------------------
BALANCE AT DECEMBER 31                                    $2,718         $3,218        $3,218
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by region at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY U.S. REGION         SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Atlantic                                       $ 75,572       $1,150      $ 69,052     $   --
North Central                                    60,911           --        69,583         --
Pacific                                          37,221           --        36,494         --
Mountain                                         43,115        1,500        44,657      1,700
South Central                                    20,595           --        16,292      4,600
New England                                      20,414           --        11,900         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

Concentrations of credit risk of commercial mortgage loans on real estate by property type at December 31 were:

(IN THOUSANDS)                                          2006                      2005
------------------------------------------------------------------------------------------------
                                              ON-BALANCE      FUNDING    ON-BALANCE   FUNDING
COMMERCIAL MORTGAGE LOANS BY PROPERTY TYPE       SHEET      COMMITMENTS     SHEET    COMMITMENTS
------------------------------------------------------------------------------------------------
Office buildings                               $ 65,370       $1,150      $ 62,596     $2,800
Shopping centers and retail                      68,099        1,500        70,945         --
Apartments                                       36,458           --        35,534      1,800
Industrial buildings                             61,594           --        55,039         --
Hotels and motels                                 5,149           --         5,338         --
Medical buildings                                14,416           --        10,012      1,700
Mixed use                                         2,330           --         3,986         --
Other                                             4,412           --         4,528         --
------------------------------------------------------------------------------------------------
                                                257,828        2,650       247,978      6,300
Less: allowance for loan losses                  (2,718)          --        (3,218)        --
------------------------------------------------------------------------------------------------
   Total                                       $255,110       $2,650      $244,760     $6,300
================================================================================================

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAIN
Net investment income for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Income on fixed maturities                               $100,519       $103,731      $101,841
Income on mortgage loans on real estate                    15,396         15,292        15,150
Trading securities and other investments                    4,632          5,424         4,576
------------------------------------------------------------------------------------------------
                                                          120,547        124,447       121,567
Less: investment expenses                                   1,405          1,409         1,767
------------------------------------------------------------------------------------------------
   Total                                                 $119,142       $123,038      $119,800
================================================================================================

Net realized gain on investments for the years ended December 31 is summarized as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Fixed maturities                                           $3,721         $9,196       $ 2,106
Commercial mortgage loans on real estate                      215             (2)       (1,256)
Trading securities and other investments                       --             (2)           (1)
------------------------------------------------------------------------------------------------
   Total                                                   $3,936         $9,192       $   849
================================================================================================

5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                               $230,270       $208,890      $196,385
Impact of SOP 03-1                                             --             --           (14)
Capitalization of acquisition costs                        32,713         33,519        27,754
Amortization, excluding impact of changes in assumptions  (25,259)       (22,650)      (15,905)
Amortization, impact of annual third quarter changes in
   DAC-related assumptions                                  1,000          3,600         2,200
Impact of changes in net unrealized securities
   losses (gains)                                           2,844          6,911        (1,530)
------------------------------------------------------------------------------------------------
Balance, end of year                                     $241,568       $230,270      $208,890
================================================================================================

The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                             2006           2005          2004
------------------------------------------------------------------------------------------------
Balance, beginning of year                                $11,554        $ 8,382       $ 7,681
Capitalization of sales inducements                         6,073          3,960         2,562
Amortization                                               (2,196)        (1,383)       (1,269)
Impact of changes in net unrealized securities losses
   (gains)                                                    227            595          (592)
------------------------------------------------------------------------------------------------
Balance, end of year                                      $15,658        $11,554       $ 8,382
================================================================================================

6. VARIABLE ANNUITY GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers GGU provisions on variable annuities with death benefit provisions and contracts containing GMIB provisions. RiverSource Life of NY has established additional liabilities for these variable annuity death benefits and GMIB provisions. The variable annuity contracts offered by RiverSource Life of NY may also contain GMWB and GMAB provisions, which are considered embedded derivatives. RiverSource Life of NY has established additional liabilities for these embedded derivatives at fair value.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on financial market performance. Most of the GMWB in force guarantee that over a period of approximately 14 years the client can withdraw an amount equal to what has been paid into the contract, regardless of the performance of the underlying funds. In May 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives policyholders a choice to withdraw 6% per year for the life of the policyholder or 7% per year until the amount withdrawn is equal to the guaranteed amount. At issue, the guaranteed amount is equal to the amount deposited, but the guarantee can be increased annually to the account value (a "step-up") in the case of favorable market performance.

Variable annuity contract owners age 79 or younger at contract issue can also obtain the principal-back guarantee by purchasing the optional GMAB rider for an additional charge, which provides a guaranteed contract value at the end of a 10-year waiting period.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities as of December 31:

---------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY GUARANTEES BY BENEFIT TYPE(1)
(IN THOUSANDS, EXCEPT AGE)                                                                         2006             2005
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR RETURN OF
  PREMIUM:
                                              Total contract value                              $  759,673       $  332,736
                                              Contract value in separate accounts               $  712,245       $  285,387
                                              Net amount at risk(2)                             $      245       $      591
                                              Weighted average attained age                             60               59
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR SIX-YEAR
  RESET:

                                              Total contract value                              $1,488,039       $1,545,792
                                              Contract value in separate accounts               $1,246,844       $1,263,467
                                              Net amount at risk(2)                             $   15,483       $   47,919
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR ONE-YEAR
  RATCHET:

                                              Total contract value                              $  278,970       $  191,654
                                              Contract value in separate accounts               $  252,522       $  164,084
                                              Net amount at risk(2)                             $      371       $      874
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMDB PROVIDING FOR FIVE-YEAR
  RATCHET:

                                              Total contract value                              $   74,233       $   32,924
                                              Contract value in separate accounts               $   71,223       $   30,971
                                              Net amount at risk(2)                             $        5       $       12
                                              Weighted average attained age                             57               56
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH OTHER GMDB:

                                              Total contract value                              $    2,710       $    3,682
                                              Contract value in separate accounts               $    2,034       $    2,886
                                              Net amount at risk(2)                             $      248       $      280
                                              Weighted average attained age                             73               73
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GGU DEATH BENEFIT:

                                              Total contract value                              $       97       $       67
                                              Contract value in separate accounts               $       97       $       67
                                              Net amount at risk(2)                             $       --       $       --
                                              Weighted average attained age                             48               47
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMIB:

                                              Total contract value                              $   33,281       $   29,212
                                              Contract value in separate accounts               $   30,164       $   25,584
                                              Net amount at risk(2)                             $        7       $        8
                                              Weighted average attained age                             61               58
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB:

                                              Total contract value                              $  258,112       $  117,290
                                              Contract value in separate accounts               $  256,298       $  113,900
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             61               60
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMWB FOR LIFE:

                                              Total contract value                              $  111,338       $       --
                                              Contract value in separate accounts               $  109,281       $       --
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             62               --
---------------------------------------------------------------------------------------------------------------------------
CONTRACTS WITH GMAB:

                                              Total contract value                              $   66,629       $    3,485
                                              Contract value in separate accounts               $   65,067       $    3,485
                                              Benefit amount in excess of account value         $       --       $       --
                                              Weighted average attained age                             54               57
---------------------------------------------------------------------------------------------------------------------------
(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type.
(2) Represents current death benefit less total contract value for GMDB, amount of gross up for GGU and accumulated guaranteed minimum benefit base less total contract value for GMIB and assumes the actuarially remote scenario that all claims become payable on the same day.
---------------------------------------------------------------------------------------------------------------------------

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

For the year ended December 31, 2006, additional liabilities (assets) and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $  771          $--       $   203          $ 9
Reported claims                                                 508           --            --           --
Liability (asset) balance at December 31                      1,283           29        (1,539)         236
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                              1,020           29        (1,742)         227

For the year ended December 31, 2005, additional liabilities and incurred claims (adjustments) were:

(IN THOUSANDS)                                             GMDB & GGU       GMIB         GMWB          GMAB
-------------------------------------------------------------------------------------------------------------
Liability balance at January 1                               $1,663          $--          $ --         $ --
Reported claims                                                 752           --            --           --
Liability balance at December 31                                771           --           203            9
Incurred claims (adjustments) (sum of reported and
   change in liability (assets))                               (140)          --           203            9
-------------------------------------------------------------------------------------------------------------

The liabilities for guaranteed benefits are supported by general account assets. Changes in these liabilities are included in death and other benefits.

Contract values in separate accounts were invested in various equity, bond and other funds as directed by the contractholder. No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Fixed annuities                                        $1,242,031     $1,327,092
Variable annuities, with fixed sub-accounts               318,757        362,926
GMWB variable annuity guarantees                           (1,539)           203
Other variable annuity guarantees                           1,549            780
--------------------------------------------------------------------------------
   Total annuities                                      1,560,798      1,691,001
VUL/UL insurance contract fixed sub-account               146,923        141,856
Other life, disability income and long term care
   insurance                                              201,388        190,664
--------------------------------------------------------------------------------
   Total future policy benefits                         1,909,109      2,023,521
Policy claims and other policyholders' funds                8,226          5,097
--------------------------------------------------------------------------------
   Total future policy benefits and policy claims and
      other policyholders' funds                       $1,917,335     $2,028,618
================================================================================

Separate account liabilities as of December 31, consisted of the following:

(IN THOUSANDS)                                            2006           2005
--------------------------------------------------------------------------------
Variable annuity contract reserves                     $2,298,810     $1,760,609
VUL insurance contract reserves                           320,870        268,314
--------------------------------------------------------------------------------
   Total separate account liabilities                  $2,619,680     $2,028,923
================================================================================

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB, GGU and GMIB provisions. The negative reserve in GMWB at December 31, 2006 reflects that under current conditions and expectations, RiverSource Life of NY believes the applicable fees charged for the rider will more than offset the future benefits paid to policyholders under the rider provisions. RiverSource Life of NY does not currently hedge its risk under any of the guaranteed provisions in variable annuity products. The total value of variable annuity contracts with GMWB riders increased from $117.3 million at December 31, 2005 to $369.5 million at December 31, 2006.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

Insurance Liabilities
Variable universal life ("VUL") and universal life ("UL") is the largest group of policies written by RiverSource Life of NY. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers long term care products but has in-force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

Provisions for income taxes for the years ended December 31 were:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Current income tax:
   Federal                                                $15,395        $ 5,417       $15,665
   State                                                    2,685          2,204         1,660
----------------------------------------------------------------------------------------------
Total current income tax                                   18,080          7,621        17,325
Deferred federal income tax                                 4,877         14,182         4,079
----------------------------------------------------------------------------------------------
Income tax provision                                      $22,957        $21,803       $21,404
==============================================================================================

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% for the years ended December 31 are as follows:

                                                            2006           2005          2004
----------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                   35.0%          35.0%        35.0%
Changes in taxes resulting from:
   Tax-exempt interest and dividend income                   (3.8)          (2.9)        (1.9)
   State taxes, net of federal benefit                        2.5            2.2          1.6
   Other, net                                                (0.4)          (1.2)        (2.0)
----------------------------------------------------------------------------------------------
Income tax provision                                         33.3%          33.1%        32.7%
==============================================================================================

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for U.S. GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities as of December 31, 2006 and 2005 are reflected in the following table:

(IN THOUSANDS)                                              2006           2005
--------------------------------------------------------------------------------
Deferred income tax assets:
   Liabilities for future policy benefits                 $49,299        $46,200
   Investment related                                       2,193          4,270
   Net unrealized losses on Available-for Sale securities   6,147            114
   Other                                                    2,891          3,597
--------------------------------------------------------------------------------
Gross deferred income tax assets                           60,530         54,181

Deferred income tax liabilities:
   Deferred acquisition costs                              68,408         65,639
   Deferred sales inducement costs                          5,480          4,044
   Other                                                    3,758          2,689
--------------------------------------------------------------------------------
Gross deferred income tax liabilities                      77,646         72,372
--------------------------------------------------------------------------------
Net deferred income tax liabilities                       $17,116        $18,191
================================================================================

A portion of RiverSource Life of NY's income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account." At December 31, 2006, RiverSource Life of NY no longer had a policyholders' surplus account balance. The American Jobs Creation Act of 2004, which was enacted on October 22, 2004, provides a two-year suspension of the tax on policyholders' surplus account distributions. RiverSource Life of NY has made distributions of $1.1 million in 2006, which will not be subject to tax under the two-year suspension. Previously, the policyholders' surplus account was only taxable if dividends to shareholders exceeded the shareholders' surplus account and/or RiverSource Life of NY is liquidated. Deferred income taxes had not been previously established.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. Included in RiverSource Life of NY's deferred tax assets is a significant deferred tax asset relating to capital losses realized for tax return purposes and capital losses that have been recognized for financial statement purposes but not yet for tax return purposes. Under current U.S. federal income tax law, capital losses generally must be used against capital gain income within five years of the year in which the capital losses are recognized for tax purposes. RiverSource Life of NY has $5.8 million in capital loss carryforwards that expire December 31, 2009 for which the deferred tax benefit is reflected in the investment related deferred tax assets, net of other related items. Additionally, RiverSource Life of NY has $18.6 million in capital loss carryforwards that expire December 31, 2009 as a result of the 2005 first short period tax return filed with American Express. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2006 and 2005.

As a result of the Distribution, RiverSource Life of NY was required to file a short period income tax return through September 30, 2005 which was included as part of the American Express consolidated income tax return for the year ended December 31, 2005. Additionally, RiverSource Life of NY will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial affiliated group for five tax years following the Distribution. For the period October 1, 2005 through December 31, 2005 and the year ending December 31, 2006, RiverSource Life of NY's income tax return is included in RiverSource Life Insurance Company's consolidated income tax return.

The items comprising other comprehensive income in the Statements of Shareholder's Equity are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                              2006           2005         2004
---------------------------------------------------------------------------------------------
Net unrealized securities gains                            $5,950        $21,228       $1,340
---------------------------------------------------------------------------------------------
Net income tax benefit                                     $5,950        $21,228       $1,340
=============================================================================================

9. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY Insurance Company, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. For 2007, dividends in excess of $33.0 million would require pre-notification.

Statutory net gain from operations and net income for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                             2006           2005         2004
---------------------------------------------------------------------------------------------
Statutory net gain from operations                       $ 61,735       $ 36,728     $ 42,420
Statutory net income                                       63,001         36,877       42,486
Statutory surplus                                         329,528        287,672      274,572
Statutory capital and surplus                             331,528        289,672      276,572

10. RELATED PARTY TRANSACTIONS

Ameriprise Financial was the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity and variable life insurance contract owners for the period from the third quarter of 2003 through the third quarter of 2005. In the fourth quarter of 2005, RiverSource Investments, LLC replaced Ameriprise Financial as the investment manager. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the year ended December 31, 2006, RiverSource Life of NY received $3.6 million from RiverSource Investments, LLC for administrative services RiverSource Life of NY provided. For the year ended December 31, 2005, RiverSource Life of NY received $2.1 million from Ameriprise Financial and $0.7 million from RiverSource Investments, LLC for services provided for the periods they each were investment managers. For the year ended December 31, 2004, RiverSource Life of NY received $2.9 million from Ameriprise Financial for administrative services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. RiverSource Life of NY's share of the total net periodic pension cost was approximately $98 thousand, $75 thousand, and $51 thousand for each of the years ended December 31, 2006, 2005 and 2004, respectively.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $78 thousand in 2006, $55 thousand in 2005 and $40 thousand in 2004.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2006, 2005 and 2004 were $143 thousand, $128 thousand and $133 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2006, 2005 and 2004, which are calculated on the basis of commission earnings of the individual financial advisors, were $16 thousand, $49 thousand, and $148 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies for use of joint facilities, technology support, marketing services and other services aggregated $26.1 million, $29.0 million and $20.4 million for 2006, 2005 and 2004, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

RiverSource Life of NY paid ordinary dividends to Ameriprise Financial during the second quarter of 2006 of $25 million. The ordinary cash dividends did not require prior notification and response from the New York Department of Insurance.

Included in other liabilities at December 31, 2006 and 2005 are $1.3 million and $4.1 million, respectively, payable to Ameriprise Financial for federal income taxes.

11. REINSURANCE

At December 31, 2006, 2005 and 2004, traditional life and universal life insurance in force aggregated $9.6 billion, $9.0 billion and $8.4 billion, respectively, of which $4.5 billion, $3.7 billion and $2.8 billion was reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under LTC policies.

The effect of reinsurance on premiums for the years ended December 31, is as follows:

(IN THOUSANDS)                                              2006           2005          2004
----------------------------------------------------------------------------------------------
Direct premiums                                           $31,783        $31,344       $30,140
Reinsurance ceded                                          (8,969)        (9,250)       (8,424)
----------------------------------------------------------------------------------------------
Net premiums                                              $22,814        $22,094       $21,716
==============================================================================================

Reinsurance recovered from reinsurers amounted to $3.1 million, $3.1 million and $2.4 million, for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

12. FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2006 and 2005, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values for financial instruments at December 31:

                                                                       2006                      2005
---------------------------------------------------------------------------------------------------------------
                                                               CARRYING      FAIR        CARRYING      FAIR
(IN THOUSANDS)                                                   VALUE       VALUE         VALUE       VALUE
---------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
Assets for which carrying values approximate fair values      $4,447,208   $4,447,208   $3,994,968   $3,994,968
Commercial mortgage loans on real estate, net                    255,110      260,005      244,760      254,326

FINANCIAL LIABILITIES
Liabilities (assets) for which carrying values
   approximate fair values                                    $     (945)  $     (945)  $      554   $      554
Fixed annuity reserves                                         1,464,602    1,430,427    1,590,749    1,549,671
Separate account liabilities                                   2,298,810    2,202,737    1,760,610    1,692,109

As of December 31, 2006 and 2005, the carrying and fair values of off-balance sheet financial instruments are not material. The following methods were used to estimate the fair values of financial assets and financial liabilities:

FINANCIAL ASSETS
Assets for which carrying values approximate fair values include cash and cash equivalents, Available-for-Sale securities, policy loans, trading securities, separate account assets and derivative financial instruments. Generally these assets are short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

The fair value of commercial mortgage loans on real estate, except those with significant credit deterioration, was estimated using discounted cash flow analysis, based on current interest rates for loans with similar terms to borrowers of similar credit quality. For loans with significant credit deterioration, fair values are based on estimates of future cash flows discounted at rates commensurate with the risk inherent in the revised cash flow projections, or for collateral dependent loans, on collateral values.

FINANCIAL LIABILITIES
Liabilities for which carrying values approximate fair values include certain other liabilities and derivative liabilities. Generally these liabilities are either short-term in duration, variable rate in nature or are recorded at fair value on the Balance Sheets.

Fair values of fixed annuities in deferral status are estimated as the accumulated value less applicable surrender charges. For annuities in payout status, fair value is estimated using discounted cash flows based on current interest rates. The fair value of these reserves excluded life insurance-related elements of $96.2 million and $99.3 million as of December 31, 2006 and 2005, respectively. If the fair value of the fixed annuities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with the fixed annuities of $28.0 million and $33.8 million as of December 31, 2006 and 2005, respectively.

Fair values of separate account liabilities, excluding life insurance-related elements of $320.9 million and $268.3 million as of December 31, 2006 and 2005, respectively, are estimated as the accumulated value less applicable surrender charges. If the fair value of the separate account liabilities were realized, the surrender charges received would be offset by the write-off of DAC and DSIC associated with separate account liabilities of $116.7 million and $101.3 million as of December 31, 2006 and 2005, respectively.

13. COMMITMENTS AND CONTINGENCIES

At December 31, 2006 and 2005, RiverSource Life of NY had no material commitments to purchase investments other than mortgage loan fundings (see
Note 4).

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2006, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The SEC, the National Association of Securities Dealers and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life Insurance Co. of New York
-------------------------------------------------------------------------------

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

14. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(IN THOUSANDS)                                             2006          2005          2004
----------------------------------------------------------------------------------------------
Net income, per accompanying financial statements       $  45,990      $  44,210     $  41,238
Deferred acquisition costs                                 (8,454)       (14,469)      (14,049)
Deferred sales inducement costs                            (3,877)        (2,577)       (1,293)
Adjustments of future policy benefit liabilities           11,274        (10,343)       (4,169)
Deferred income tax expense                                 4,877         14,182        10,987
Cumulative effect of accounting change, net of tax             --             --         2,748
Provision for losses on investments                            --           (500)          800
Interest maintenance reserves gain/loss transfer
   and amortization                                          (557)        (5,262)         (988)
Adjustment to separate account reserves                    17,774         14,075         4,185
Other, net                                                 (4,026)        (2,439)        3,027
----------------------------------------------------------------------------------------------
Statutory-basis net income                              $  63,001      $  36,877     $  42,486
==============================================================================================

(IN THOUSANDS)                                             2006           2005         2004
----------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial
   statements                                           $ 468,990      $ 459,039     $ 476,752
Deferred acquisition costs                               (241,568)      (230,270)     (208,890)
Deferred sales inducements costs                          (15,658)       (11,554)       (8,382)
Adjustments of future policy benefit liabilities           44,707         27,866        31,815
Deferred income tax liabilities                            22,944         49,337        62,712
Asset valuation reserve                                   (16,631)       (18,077)      (15,021)
Net unrealized loss (gain) on investments                  20,348          2,663       (15,050)
Adjustments of separate account liabilities                94,387         71,343        60,737
Adjustments of investments to amortized cost                   --         (2,300)      (52,563)
Premiums due, deferred and in advance                       4,623            925         1,063
Deferred revenue liability                                  5,426          4,242         4,457
Reserves for commercial mortgage loan losses                2,718          1,797         2,298
Non-admitted assets                                          (164)       (27,576)      (28,716)
Interest maintenance reserve                               (9,867)        (8,953)       (5,459)
Reinsurance ceded reserves                                (44,276)       (35,042)      (31,245)
Other, net                                                 (4,451)         6,232         2,064
----------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                     $ 331,528      $ 289,672     $ 276,572
==============================================================================================

                                                               S-6336 E (5/07)

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement.

         RiverSource Life of New York Account 4:

                Report of Independent Registered Public Accounting Firm dated April 24, 2007.
                Statements of Assets and Liabilities at Dec. 31, 2006. Statements of Operations for the year ended Dec. 31, 2006. Statements of Changes in Net Assets for the year ended
                Dec. 31, 2006 and year ended Dec. 31, 2005.
                Notes to Financial Statements.

         RiverSource Life Insurance Co. of New York:

                Report of Independent Registered Public Accounting Firm dated February 26, 2007.
                Balance Sheets at Dec. 31, 2006 and 2005.
                Statements of Income for the years ended Dec. 31, 2006, 2005, and 2004.
                Statements of Cash Flows for the years ended Dec. 31, 2006, 2005, and 2004.
                Statements of Stockholder's Equity for the years ended Dec. 31, 2006, 2005, and 2004.
                Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York dated November 12, 1981, filed electronically as
         Exhibit 1.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.2 Resolution of the Executive Committee of the Board of Directors of IDS Life of New York establishing Account 9 on Feb. 12, 1986, filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.3 Resolution of the Board of Directors of IDS Life Insurance Company of New York establishing Accounts 10 and 11 on Oct. 8, 1991, filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 10 to Registration Statement No. 33-4174 is incorporated herein by reference.

1.4 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 12, 13 and 14 on April 17, 1996, filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 13 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.5 Consent in Writing in Lieu of Meeting of Board of Directors of IDS Life Insurance Company of New York establishing Accounts 15, 16, 17, 18 and 19 on March 29, 2001 is filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to Registration Statement No. 33-4174, is incorporated herein by reference.

1.6 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as
         Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

1.7 Unanimous Consent in Writing effective Jan. 2, 2007 of the Board of Directors of IDS Life Insurance Company of New York (now known as RiverSource Life Insurance Co. of New York) renaming IDS Life of New York Accounts 4, 5, 6, 9, 10, 11, 12, 13, 14, 15, 16, 17, 18 and 19 to
         the new name RiverSource of New York Account 4 is filed electronically herewith.

2.       Not applicable.

3.1 Form of Variable Annuity and Life Insurance Distribution Agreement, filed electronically as Exhibit 3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

3.2 Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated by reference.

4.1 Copy of form of Qualified Deferred Annuity Contract (form 39192), filed electronically as Exhibit 4.1 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.2 Copy of form of Non-Qualified Deferred Annuity Contract (form 39191), filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.3 Copy of form of Deferred Annuity Contract (IRA) (form 39192 IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

4.4 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

5. Copy of Form of Application for IDS Flexible Annuity Contract of New York, filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 9 to Registration Statement No. 33-4174, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.       Not applicable.

8.1 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributors LLC dated Jan. 1, 2007, filed electronically as Exhibit
         8.25 to Post-Effective Amendment No. 23 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.2 Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance
         Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000 filed electronically as Exhibit 8.1(b) to Post-Effective Amendment No. 20 to Registration Statement No. 33-4174 is incorporated herein by reference.

8.3 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as
         Exhibit 8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. Consent of Independent Registered Public Accounting Firm, filed electronically herewith.

11.      None.

12.      Not applicable.

13.1 Power of Attorney to sign amendments to this Registration Statement dated Jan. 2, 2007 is filed electronically herewith.


Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
         --------------------------------------------------------------------------------

Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765 Ameriprise Financial Center          Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 Ameriprise Financial Center           Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                       Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Richard N. Bush                                                                Senior Vice President - Corporate Tax

Robert R. Grew                        Carter, Ledyard & Milburn                Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Martin T. Griffin                    172 Ameriprise Financial Center           Director
                                     Minneapolis, MN 55474

Ronald L. Guzior                      Bollam, Sheedy, Torani                   Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN  55474

Gregory C. Johnson                                                             Director


Paul R. Johnston                      50605 Ameriprise Financial Center        Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 Ameriprise Financial Center          Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                        Director
                                      Livingston, MT 59047

Eric L. Marhoun                                                                 Assistant General Counsel

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                      138 Ameriprise Financial Center           Director
                                      Minneapolis, MN 55474

Mary Ellyn Minenko                    50607 Ameriprise Financial Center         Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 Ameriprise Financial Center           Vice President - Investments
                                      Minneapolis, MN  55474
Thomas V. Nicolosi                    Ameriprise Financial Services Inc.        Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Julie A. Ruether                                                               Chief Compliance Officer

Heather M. Somers                                                              General Counsel and Assistant Secretary

David K. Stewart                                                               Vice President and Controller

Beth E. Weimer                                                                 Chief Compliance Officer for
                                                                               Insurance Special Accounts

Michael R. Woodward                   32 Ellicot St                            Director
                                      Suite 100
                                      Batavia, NY  14020

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)

The following list includes the names of major subsidiaries of Ameriprise Financial, Inc.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

Advisory Capital Strategies Group Inc.                                                    Minnesota
AEXP Affordable Housing Portfolio LLC                                                     Delaware
American Enterprise Investment Services Inc.                                              Minnesota
American Express Property Casualty Insurance Agency of Kentucky Inc.                      Kentucky
American Express Property Casualty Insurance Agency of Maryland Inc.                      Maryland
American Express Property Casualty Insurance Agency of Mississippi Inc.                   Mississippi
American Express Property Casualty Insurance Agency of Pennsylvania Inc.                  Pennsylvania
Ameriprise Auto & Home Insurance Agency, Inc.                                             Wisconsin
Ameriprise Bank, FSB                                                                      United States of America
Ameriprise Certificate Company                                                            Delaware
Ameriprise Financial Services Inc.                                                        Delaware
Ameriprise India Private Limited                                                          India
Ameriprise Insurance Company                                                              Wisconsin
Ameriprise Trust Company                                                                  Minnesota
Amex Assurance Company                                                                    Illinois
Boston Equity General Partner LLC                                                         Delaware
IDS Cable Corporation                                                                     Minnesota
IDS Cable II Corporation                                                                  Minnesota
IDS Capital Holdings Inc.                                                                 Minnesota
IDS Futures Corporation                                                                   Minnesota
IDS Management Corporation                                                                Minnesota
IDS Partnership Services Corporation                                                      Minnesota
IDS Property Casualty Insurance Company                                                   Wisconsin
IDS Realty Corporation                                                                    Minnesota
IDS REO 1, LLC                                                                            Minnesota
IDS REO 2, LLC                                                                            Minnesota
Investors Syndicate Development Corp.                                                     Nevada
Kenwood Capital Management LLC (51.1% owned)                                              Delaware
MM Asset Management Ltd.                                                                  England
Realty Assets, Inc.                                                                       Nebraska
RiverSource Distributors, Inc.                                                            Delaware
RiverSource Investments LLC                                                               Minnesota
RiverSource Life Insurance Company                                                        Minnesota
RiverSource Life Insurance Co. of New York                                                New York
RiverSource Service Corporation                                                           Minnesota
RiverSource Tax Advantaged Investments, Inc.                                              Delaware
Securities America Advisors, Inc.                                                         Nebraska
Securities America Financial Corporation                                                  Nebraska
Securities America, Inc.                                                                  Nebraska
Threadneedle Asset Management Holdings Ltd.                                               England

Item 27. Number of Contractowners

                On March 31, 2007, there were 7,261 qualified contracts and 4,948 non-qualified contracts in RiverSource of New York Account 4.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter RiverSource Distributors Inc.

(a) RiverSource Distributors Inc. is the principal underwriter, depositor or sponsor for RiverSource Variable Annuity Account 1; RiverSource Account F; RiverSource Variable Annuity Fund A; RiverSource Variable Annuity Fund B; RiverSource Variable Account 10; RiverSource Account SBS; RiverSource MVA Account; RiverSource Account MGA; RiverSource Variable Life Separate Account; RiverSource Variable Life Account; RiverSource Account for Smith Barney; RiverSource of New York Variable Annuity Account 1; RiverSource of New York Variable Annuity Account 2; RiverSource of New York Account 4; RiverSource of New York Account 7; RiverSource of New York Account 8; RiverSource of New York Variable Annuity Account; RiverSource of New York Account SBS; RiverSource California Tax-Exempt Trust; RiverSource Bond Series, Inc.; RiverSource Dimensions Series, Inc.; RiverSource Diversified Income Series, Inc.; RiverSource Equity Series, Inc.; RiverSource Global Series, Inc.; RiverSource Government Income Series, Inc.; RiverSource High Yield Income Series, Inc.; RiverSource Income Series, Inc.; RiverSource International Managers Series, Inc.; RiverSource International Series, Inc.; RiverSource Investment Series, Inc.; RiverSource Large Cap Series, Inc.; RiverSource Managers Series, Inc.; RiverSource Market Advantage Series, Inc.; RiverSource Money Market Series, Inc.; RiverSource Retirement Series Trust; RiverSource Sector Series, Inc.; RiverSource Selected Series, Inc.; RiverSource Short Term Investments Series, Inc.; RiverSource Special Tax-Exempt Series Trust, Inc.; RiverSource Strategic Allocation Series, Inc.; RiverSource Strategy Series, Inc.; RiverSource Tax-Exempt Income Series, Inc.; RiverSource Tax-Exempt Money Market Series, Inc.; RiverSource Tax-Exempt Series, Inc.; Ameriprise Certificate Company.

(b)  As to each director, officer, or partner of the principal underwriter:

     Name and Principal Business Address*  Position and Offices with Underwriter
     ------------------------------------  -------------------------------------
     Neysa M. Alecu                        Anti-Money Laundering Officer

     Gumer C. Alvero                       Director

     Patrick Bannigan                      Senior Vice President -
                                           Asset Management, Products &
                                           Marketing Group

     Timothy V. Bechtold                   Director

     Patrick H. Carey                      Vice President - Fund Relationship

     Paul J. Dolan                         Chief Operating Officer,
                                           Chief Administrative Officer

     Jeffrey P. Fox                        Chief Financial Officer

     Martin T. Griffin                     President-Outside Distribution

     Richard Laiderman                     Treasurer

     Jeffrey McGregor                      President-Inside Distribution

     Thomas R. Moore                       Secretary

     Benji Orr                             Deputy Anti-Money Laundering
                                           Officer

     Scott R. Plummer                      Chief Counsel

     Julie A. Ruether                      Chief Compliance Officer

     Mark E. Schwarzmann                   Director, President and
                                           Chief Executive Officer

     William F. Truscott                   Director and Vice President

     Andrew Washburn                       Vice President

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) Ameriprise Financial Services, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

         NAME OF PRINCIPAL              NET UNDERWRITING           COMPENSATION     BROKERAGE
         UNDERWRITER                    DISCOUNT AND COMMISSIONS   ON REDEMPTION    COMMISSIONS      COMPENSATION
         -----------                    ------------------------   -------------    -----------      ------------
         Ameriprise Financial                 $14,651,291              None           None               None
         Services, Inc.

Item 30.  Location of Accounts and Records

                  RiverSource Life Insurance Co. of New York
                  20 Madison Avenue Extension
                  Albany, NY  12203

Item 31.  Management Services

                  Not applicable.

Item 32.  Undertakings

          (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

          (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to IDS Life of New York Contract Owner Service at the address or phone number listed in the prospectus.

          (d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28, 1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

          (e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 26th day of April, 2007.

                       RiverSource of New York Account 4
       (Previously IDS LIFE ACCOUNTS 4, 5, 6, 9, 10, 11, 12, 13, 14, 15,
                               16, 17, 18 and 19)
                                  (Registrant)

                  By RiverSource Life Insurance Co. of New York
                  ---------------------------------------------
                                    (Sponsor)

                    By /s/ Timothy V. Bechtold*
                    ---------------------------
                           Timothy V. Bechtold
                           President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2007.

SIGNATURE                              TITLE
/s/  Gumer C. Alvero*                  Director and Senior Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Anti-Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Martin T. Griffin*                Director
-----------------------------
     Martin T. Griffin

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Gregory C. Johnson*               Director
-----------------------------
     Gregory C. Johnson

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

/s/  Jeryl A. Millner*                 Director
-----------------------------
     Jeryl A. Millner

SIGNATURE                              TITLE
/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

*    Signed pursuant to Power of Attorney dated Jan. 2, 2007, filed electronically herewith as Exhibit 13.1 to Registrant's Post-Effective
     Amendment No. 25 to Registration Statement No. 33-4174, by:

/s/  Rodney J. Vessels
----------------------
     Rodney J. Vessels
     Assistant General Counsel

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 25

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectus.

Part B.

        Statement of Additional Information.

        Financial Statements.

Part C.

        Other Information.

        The signatures.

Exhibits.